Vanguard® Intermediate-Term Tax-Exempt Bond ETF
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.4%)
Alabama (0.7%)
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	125	127
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/26	75	77
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	250	264
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/25	50	51
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	185	199
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/29	65	71
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/31	200	222
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/32	50	55
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/35	50	54
Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/36	380	389
Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	100	100
Jefferson County AL Sewer Revenue	5.000%	10/1/30	50	54
Jefferson County AL Sewer Revenue	5.000%	10/1/31	140	153
Jefferson County AL Sewer Revenue	5.000%	10/1/32	150	165
Jefferson County AL Sewer Revenue	5.250%	10/1/41	200	217
Jefferson County AL Sewer Revenue	5.250%	10/1/42	200	216
University of Alabama College & University Revenue	3.500%	7/1/42	50	44
Water Works Board of the City of Birmingham Water Revenue	4.000%	1/1/41	25	25
				2,483
Arizona (1.2%)
Arizona Board of Regents College & University Revenue	5.000%	7/1/42	55	56
Arizona COP, ETM	5.000%	10/1/25	55	56
Arizona COP, ETM	5.000%	10/1/26	220	228
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	455	459
Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	35	35
Arizona IDA Charter School Aid Revenue	5.000%	11/1/29	50	54
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	215	217
Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/41	15	15
Mesa AZ Utility System Water Revenue	4.000%	7/1/32	35	35
Mesa AZ Utility System Water Revenue	4.000%	7/1/34	65	67
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/28	100	100
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/31	75	78
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	250	260
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	310	321
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/40	75	80
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/41	200	201
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/44	45	44
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	295	312
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/27	105	110
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	75	78
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/32	255	288
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	12/1/33	85	85
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	12/1/34	215	215
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	200	201
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/26	50	51
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	50	53
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	110	117
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/30	105	111
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/31	100	106
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/32	35	37
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/33	120	127

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/43	55	60
					4,257
California (14.0%)
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	100	102
[1]	Alameda County Oakland Unified School District GO	5.000%	8/1/26	100	101
	Alameda County Oakland Unified School District GO, Prere.	5.000%	8/1/25	120	121
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project), ETM	0.000%	9/1/36	100	67
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	160	162
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/34	75	76
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	125	120
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	125	126
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	5	5
	Beverly Hills Unified School District CA GO	3.000%	8/1/44	80	67
	California Department of Water Resources Water Revenue	5.000%	12/1/27	45	48
	California Department of Water Resources Water Revenue	5.000%	12/1/29	70	73
	California Department of Water Resources Water Revenue	4.000%	12/1/34	90	92
	California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/29	25	27
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	80	95
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	175	208
	California GO	5.000%	8/1/25	215	218
	California GO	5.000%	8/1/25	150	152
	California GO	5.000%	9/1/25	15	15
	California GO	5.000%	9/1/25	50	51
	California GO	5.000%	10/1/25	110	112
	California GO	5.000%	10/1/25	50	51
	California GO	5.000%	11/1/25	70	71
	California GO	5.000%	4/1/26	50	51
	California GO	3.875%	8/1/26	250	254
	California GO	5.000%	8/1/26	60	62
	California GO	5.000%	8/1/26	55	57
	California GO	5.000%	8/1/26	100	104
	California GO	5.000%	8/1/26	1,000	1,035
	California GO	4.000%	9/1/26	250	255
	California GO	5.000%	9/1/26	75	78
	California GO	5.000%	9/1/26	150	156
	California GO	5.000%	9/1/26	30	31
	California GO	5.000%	9/1/26	135	140
	California GO	5.000%	12/1/26	500	521
	California GO	3.500%	8/1/27	55	56
	California GO	5.000%	8/1/27	135	139
	California GO	5.000%	8/1/27	500	528
	California GO	5.000%	8/1/27	100	106
	California GO	4.000%	9/1/27	500	516
	California GO	5.000%	9/1/27	90	93
	California GO	5.000%	9/1/27	120	127
	California GO	5.000%	10/1/27	155	164
	California GO	5.000%	11/1/27	300	318
	California GO	5.000%	4/1/28	90	96
	California GO	5.000%	8/1/28	55	58
	California GO	5.000%	8/1/28	35	38
	California GO	5.000%	8/1/28	75	81
	California GO	5.000%	9/1/28	40	41
	California GO	5.000%	9/1/28	300	304
	California GO	5.000%	9/1/28	40	41
	California GO	5.000%	9/1/28	15	16
	California GO	5.000%	10/1/28	55	59
	California GO	5.000%	10/1/28	110	119
	California GO	5.000%	12/1/28	20	22
	California GO	3.000%	3/1/29	190	188
	California GO	3.000%	3/1/29	50	50
	California GO	5.000%	4/1/29	235	255
	California GO	5.000%	4/1/29	35	38
	California GO	3.000%	8/1/29	100	99
	California GO	5.000%	8/1/29	45	46
	California GO	3.000%	9/1/29	40	40
	California GO	5.000%	9/1/29	295	323
	California GO	5.000%	10/1/29	240	263
	California GO	5.000%	11/1/29	100	105

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	11/1/29	20	22
	California GO	5.000%	4/1/30	155	171
	California GO	5.000%	4/1/30	155	171
	California GO	5.000%	8/1/30	200	206
	California GO	5.000%	8/1/30	60	63
	California GO	5.000%	8/1/30	35	39
	California GO	5.000%	9/1/30	130	132
	California GO	5.000%	9/1/30	210	234
	California GO	5.000%	9/1/30	195	217
	California GO	5.000%	10/1/30	230	251
	California GO	5.000%	10/1/30	130	139
	California GO	5.000%	10/1/30	60	67
	California GO	5.000%	11/1/30	150	158
	California GO	5.000%	11/1/30	100	112
	California GO	5.000%	12/1/30	150	168
	California GO	5.000%	4/1/31	60	67
	California GO	5.000%	8/1/31	70	79
	California GO	5.000%	9/1/31	135	152
	California GO	5.000%	9/1/31	100	113
	California GO	5.000%	9/1/31	300	339
	California GO	5.000%	9/1/31	200	226
	California GO	5.000%	10/1/31	100	109
	California GO	5.000%	8/1/32	35	35
	California GO	5.000%	8/1/32	110	115
	California GO	5.000%	8/1/32	300	343
[1]	California GO	5.250%	8/1/32	100	114
	California GO	5.000%	9/1/32	25	25
	California GO	5.000%	9/1/32	800	914
	California GO	5.000%	10/1/32	135	151
	California GO	5.000%	10/1/32	120	135
	California GO	5.000%	11/1/32	65	68
	California GO	5.000%	4/1/33	65	70
	California GO	5.000%	4/1/33	75	85
	California GO	5.000%	4/1/33	15	17
	California GO	5.000%	8/1/33	65	75
	California GO	5.000%	9/1/33	40	46
	California GO	3.000%	10/1/33	100	99
	California GO	4.000%	10/1/33	100	105
	California GO	4.000%	11/1/33	10	10
	California GO	4.000%	9/1/34	300	323
	California GO	5.000%	9/1/34	500	583
	California GO	4.000%	10/1/34	350	368
	California GO	5.000%	10/1/34	250	286
	California GO	5.000%	12/1/34	10	11
	California GO	5.000%	3/1/35	30	33
	California GO	5.000%	4/1/35	105	113
	California GO	5.000%	8/1/35	100	116
	California GO	3.000%	9/1/35	50	47
	California GO	5.000%	9/1/35	75	77
	California GO	5.000%	9/1/35	150	169
	California GO	4.000%	11/1/35	40	41
	California GO	4.000%	11/1/35	125	130
	California GO	4.000%	3/1/36	140	145
	California GO	5.000%	3/1/36	65	71
	California GO	4.000%	8/1/36	40	40
	California GO	4.000%	8/1/36	100	106
	California GO	5.000%	8/1/36	50	51
	California GO	3.000%	9/1/36	35	32
	California GO	4.000%	9/1/36	50	50
	California GO	4.000%	9/1/36	10	10
	California GO	5.000%	9/1/36	35	36
	California GO	5.000%	9/1/36	15	17
	California GO	5.000%	9/1/36	500	563
	California GO	3.000%	10/1/36	50	49
	California GO	4.000%	10/1/36	100	103
	California GO	5.000%	10/1/36	300	340
	California GO	4.000%	3/1/37	150	154
	California GO	5.000%	4/1/37	55	59
	California GO	4.000%	8/1/37	25	25
	California GO	5.000%	8/1/37	65	69

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	8/1/37	250	288
California GO	4.000%	9/1/37	150	151
California GO	5.000%	9/1/37	15	17
California GO	3.000%	10/1/37	440	415
California GO	4.000%	10/1/37	200	206
California GO	4.000%	11/1/37	230	237
California GO	5.000%	8/1/38	15	15
California GO	5.000%	8/1/39	140	160
California GO	4.000%	10/1/39	205	209
California GO	5.000%	11/1/39	40	42
California GO	4.000%	3/1/40	200	203
California GO	4.000%	11/1/40	30	31
California GO	5.000%	9/1/41	15	16
California GO	4.000%	10/1/41	30	30
California GO	5.000%	10/1/41	80	87
California GO	4.000%	4/1/42	180	182
California GO	5.000%	4/1/42	100	104
California GO	5.000%	10/1/42	20	21
California GO	5.000%	10/1/42	175	194
California GO	5.000%	11/1/42	220	243
California GO	4.000%	2/1/43	50	50
California GO	4.000%	9/1/43	250	253
California GO	5.000%	9/1/43	200	222
California GO	2.375%	12/1/43	50	37
California GO	4.000%	8/1/44	400	402
California GO	5.250%	8/1/44	85	96
California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	10	10
California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/43	50	52
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	170	176
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	70	73
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	15	16
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	5	5
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	50	56
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/41	10	11
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/42	25	28
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/43	30	33
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/26	250	259
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/27	115	121
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	55	62
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/32	140	159
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/34	200	232
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/34	55	57
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/36	200	230
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/38	30	34
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/38	50	57
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/39	300	276
California State University College & University Revenue	5.000%	11/1/25	45	46
California State University College & University Revenue	5.000%	11/1/26	50	51
California State University College & University Revenue	5.000%	11/1/26	170	175
California State University College & University Revenue	5.000%	11/1/27	10	11
California State University College & University Revenue	5.000%	11/1/27	10	10
California State University College & University Revenue	5.000%	11/1/28	20	21
California State University College & University Revenue	5.000%	11/1/29	65	67
California State University College & University Revenue	5.000%	11/1/31	65	66
California State University College & University Revenue	5.000%	11/1/31	30	31
California State University College & University Revenue	5.000%	11/1/32	125	127
California State University College & University Revenue	5.000%	11/1/32	10	10
California State University College & University Revenue	5.000%	11/1/41	100	102
California State University College & University Revenue	5.000%	11/1/42	100	103
California State University College & University Revenue	4.000%	11/1/43	30	29
Chabot-Las Positas Community College District GO	4.000%	8/1/33	75	76
Coast Community College District GO	0.000%	8/1/43	200	91
Coast Community College District GO, Prere.	4.000%	8/15/25	85	86
East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/33	95	95
East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	40	42
East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	25	25
East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	85	85
El Camino Community College District Foundation GO	0.000%	8/1/38	500	295
Foothill-De Anza Community College District GO	4.000%	8/1/40	145	145

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/42	100	117
	Fremont Union High School District GO	4.000%	8/1/40	35	35
[2]	Hayward Unified School District GO	4.000%	8/1/43	95	94
	Los Angeles CA Community College District GO	5.000%	8/1/25	15	15
	Los Angeles CA Community College District GO	5.000%	8/1/25	10	10
	Los Angeles CA Community College District GO	5.000%	8/1/27	50	53
	Los Angeles CA Community College District GO	5.000%	8/1/32	195	225
	Los Angeles CA Community College District GO	4.000%	8/1/37	25	25
	Los Angeles CA Community College District GO	3.000%	8/1/39	100	92
	Los Angeles CA Unified School District COP	5.000%	10/1/33	15	17
	Los Angeles CA Unified School District COP	5.000%	10/1/34	300	342
	Los Angeles CA Unified School District GO	5.000%	7/1/26	100	103
	Los Angeles CA Unified School District GO	5.000%	7/1/28	410	436
	Los Angeles CA Unified School District GO	5.000%	7/1/29	100	109
	Los Angeles CA Unified School District GO	5.000%	7/1/29	100	109
	Los Angeles CA Unified School District GO	5.000%	7/1/30	100	103
	Los Angeles CA Unified School District GO	5.000%	7/1/30	145	161
	Los Angeles CA Unified School District GO	5.000%	7/1/30	150	166
	Los Angeles CA Unified School District GO	3.000%	7/1/31	295	292
	Los Angeles CA Unified School District GO	4.000%	7/1/31	25	26
	Los Angeles CA Unified School District GO	5.000%	7/1/32	100	114
	Los Angeles CA Unified School District GO	4.000%	7/1/33	10	10
	Los Angeles CA Unified School District GO	5.000%	7/1/34	320	373
	Los Angeles CA Unified School District GO	4.000%	7/1/35	150	150
	Los Angeles CA Unified School District GO	5.000%	7/1/36	100	116
	Los Angeles CA Unified School District GO	4.000%	7/1/38	205	210
	Los Angeles CA Unified School District GO	4.000%	7/1/38	30	31
	Los Angeles CA Unified School District GO	5.000%	7/1/38	15	16
	Los Angeles CA Unified School District GO	5.000%	7/1/39	250	286
	Los Angeles CA Unified School District GO	4.000%	7/1/40	140	142
	Los Angeles CA Unified School District GO	5.000%	7/1/40	155	156
	Los Angeles CA Unified School District GO	5.000%	7/1/40	225	255
	Los Angeles CA Unified School District GO	5.000%	7/1/41	100	113
	Los Angeles CA Unified School District GO	5.000%	7/1/42	175	196
	Los Angeles CA Unified School District GO	5.250%	7/1/42	300	313
	Los Angeles CA Unified School District GO	4.000%	7/1/44	70	70
	Los Angeles CA Unified School District GO	5.000%	7/1/44	100	110
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	125	129
	Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/34	10	12
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/26	40	41
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	40	43
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	55	61
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	15	17
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	10	10
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	10	11
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	15	15
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	60	66
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	50	52
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5	5
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	175	192
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	200	205
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	40	42
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	200	211
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	95	98
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	495	517
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	45	45
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	30	33
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	10	11
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	35	38
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	255	276
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	115	124
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	110	118
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	40	40
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	10	10
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	25	25
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	15	15
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	25	26
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	25	26

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	30	32
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	25	27
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	35	38
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	20	22
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	35	38
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	170	185
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	60	63
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	15	17
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	20	22
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	20	21
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	20	20
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	30	34
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	15	15
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	20	21
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	205	226
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	100	111
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	60	66
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	20	21
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	85	90
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	50	53
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	195	207
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	100	108
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	50	50
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	50	53
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	65	69
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	200	211
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	15	15
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	15	15
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/30	15	15
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	25	28
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	15	17
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	110	114
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	60	64
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	40	44
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	65	69
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	15	16
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	70	70
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	85	89
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	25	26
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	35	37
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	60	61
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	250	252
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	15	16
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	20	21
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	15	15
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/25	110	110
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	200	199
	Metropolitan Water District of Southern California Water Revenue	3.000%	7/1/28	250	253
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	90	99
	Mount San Antonio Community College District GO	5.000%	8/1/44	30	32
[3]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/28	0.000%	8/1/43	75	74
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/34	15	15
[4]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/38	200	114
	Orange County Water District Water Revenue	4.000%	8/15/41	60	60
	Palo Alto Unified School District GO	3.250%	8/1/42	25	23
	Peralta Community College District GO	4.000%	8/1/39	415	415
	Poway Unified School District GO	0.000%	8/1/34	220	158
	Poway Unified School District GO	0.000%	8/1/40	390	213
	Rio Hondo CA Community College District GO	6.625%	8/1/42	100	125
	Rio Hondo CA Community College District GO	6.850%	8/1/42	50	64
	Riverside Unified School District GO	4.000%	8/1/42	250	250

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	175	178
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/38	65	70
	San Diego CA Unified School District GO	4.000%	7/1/29	70	71
	San Diego CA Unified School District GO	0.000%	7/1/30	115	97
[5]	San Diego CA Unified School District GO	5.000%	7/1/34	150	176
	San Diego CA Unified School District GO	0.000%	7/1/41	100	52
	San Diego CA Unified School District GO	3.125%	7/1/42	15	13
	San Diego CA Unified School District GO	4.000%	7/1/44	80	80
[3]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/40	150	151
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	20	21
	San Diego County Water Authority Water Revenue	4.000%	5/1/33	105	112
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/44	250	252
	San Diego Public Facilities Financing Authority Sewer Revenue	4.000%	5/15/26	20	20
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/29	35	36
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/25	185	187
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/28	50	52
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	500	501
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/37	50	50
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/42	50	50
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/44	150	148
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	140	141
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	80	83
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	285	296
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	30	31
[5]	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	100	117
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/44	40	43
[6]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/36	60	39
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/34	150	157
	San Juan Unified School District GO	3.000%	8/1/26	85	85
[6]	San Mateo County Community College District GO	0.000%	9/1/32	50	39
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	35	37
	Santa Clara County CA GO	3.375%	8/1/37	25	23
	Santa Clara County CA GO	3.500%	8/1/38	15	14
	Santa Clara County CA GO	3.250%	8/1/39	60	57
	Santa Clara Unified School District GO	3.250%	7/1/44	105	90
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/29	5	5
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/30	15	16
	Southwestern Community College District GO, Prere.	5.000%	8/1/25	40	40
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	530	545
[1]	Twin Rivers Unified School District GO	0.000%	8/1/41	250	119
	University of California College & University Revenue	5.000%	5/15/25	35	35
	University of California College & University Revenue	5.000%	5/15/26	70	72
	University of California College & University Revenue	5.000%	5/15/27	75	79
	University of California College & University Revenue	5.000%	5/15/28	160	161
	University of California College & University Revenue	5.000%	5/15/28	80	84
[5]	University of California College & University Revenue	5.000%	5/15/28	250	269
	University of California College & University Revenue	5.000%	5/15/29	20	21
	University of California College & University Revenue	5.000%	5/15/29	55	60
[5]	University of California College & University Revenue	5.000%	5/15/29	250	274
	University of California College & University Revenue	5.000%	5/15/31	150	170
	University of California College & University Revenue	5.000%	5/15/32	65	68
	University of California College & University Revenue	5.000%	5/15/32	200	229
[5]	University of California College & University Revenue	5.000%	5/15/32	250	287
	University of California College & University Revenue	5.000%	5/15/33	400	464
	University of California College & University Revenue	5.000%	5/15/34	100	115
[5]	University of California College & University Revenue	5.000%	5/15/34	250	292
	University of California College & University Revenue	5.000%	5/15/35	150	174
	University of California College & University Revenue	5.000%	5/15/35	150	174
[5]	University of California College & University Revenue	5.000%	5/15/35	400	469
	University of California College & University Revenue	5.000%	5/15/37	25	26
	University of California College & University Revenue	5.000%	5/15/37	35	39
	University of California College & University Revenue	5.000%	5/15/37	100	115
[5]	University of California College & University Revenue	5.000%	5/15/37	400	466
	University of California College & University Revenue	5.000%	5/15/38	25	29
[5]	University of California College & University Revenue	5.000%	5/15/39	250	288
[5]	University of California College & University Revenue	5.000%	5/15/40	250	286
	University of California College & University Revenue	5.000%	5/15/41	25	28
	University of California College & University Revenue	5.000%	5/15/42	5	6
	University of California College & University Revenue	5.250%	5/15/42	350	362

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/43	30	32
	University of California College & University Revenue	5.000%	5/15/43	130	143
	University of California College & University Revenue	5.000%	5/15/43	415	461
	University of California College & University Revenue (Limited Project)	5.000%	5/15/27	395	397
	University of California College & University Revenue (Limited Project)	5.000%	5/15/42	470	484
	Ventura County Community College District GO	3.125%	8/1/31	60	60
	William S Hart Union High School District GO	3.500%	8/1/38	70	68
					50,666
Colorado (1.1%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/30	505	524
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/31	90	93
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/40	100	101
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/41	100	101
	Colorado COP	5.000%	12/15/30	55	59
	Colorado COP	5.000%	12/15/31	155	171
	Colorado COP	5.000%	12/15/31	70	79
	Colorado COP	4.000%	12/15/35	105	108
	Colorado COP	3.000%	12/15/36	30	27
	Colorado COP	4.000%	12/15/36	60	61
	Colorado COP	4.000%	12/15/37	25	25
	Colorado COP	4.000%	12/15/37	40	41
	Colorado COP	4.000%	12/15/38	135	136
	Colorado COP	6.000%	12/15/38	25	29
	Colorado COP	6.000%	12/15/39	250	293
	Colorado COP	6.000%	12/15/40	25	29
	Colorado COP	4.000%	3/15/44	145	141
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/25	155	158
	Denver City & County School District No. 1 GO	5.000%	12/1/25	115	117
	Denver City & County School District No. 1 GO	4.000%	12/1/26	90	91
	Denver City & County School District No. 1 GO	5.000%	12/1/37	50	51
	Denver City & County School District No. 1 GO	3.000%	12/1/43	150	123
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	100	103
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/43	40	40
	Denver CO City & County GO	5.000%	8/1/28	75	81
	Denver CO City & County GO	5.000%	8/1/29	135	148
	Denver CO City & County Pledged Excise Sales Tax Revenue	5.000%	8/1/44	190	193
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	5.000%	8/1/41	50	51
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/28	100	108
[6]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/28	50	44
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	95	102
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	180	197
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	80	88
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	60	62
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	30	31
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/44	100	104
					3,910
Connecticut (2.4%)
	Connecticut GO	5.000%	5/15/25	110	111
	Connecticut GO	5.000%	9/15/25	275	279
	Connecticut GO	5.000%	11/15/25	150	153
	Connecticut GO	4.000%	1/15/26	75	76
	Connecticut GO	5.000%	1/15/26	70	72
	Connecticut GO	5.000%	4/15/26	265	272
	Connecticut GO	5.000%	11/15/26	135	137
	Connecticut GO	5.000%	1/15/27	80	83
	Connecticut GO	5.000%	4/15/27	120	126
	Connecticut GO	5.000%	6/15/27	100	105
	Connecticut GO	5.000%	11/15/27	200	212
	Connecticut GO	4.000%	1/15/28	45	46
	Connecticut GO	4.000%	1/15/29	100	104
	Connecticut GO	4.000%	1/15/29	115	120
	Connecticut GO	5.000%	1/15/29	100	108
	Connecticut GO	5.000%	11/15/29	200	219
	Connecticut GO	4.000%	1/15/30	95	100
	Connecticut GO	4.000%	1/15/30	275	288
	Connecticut GO	5.000%	11/15/30	60	67
	Connecticut GO	4.000%	1/15/31	50	53
	Connecticut GO	4.000%	1/15/31	115	121
	Connecticut GO	5.000%	9/15/31	190	213

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut GO	4.000%	1/15/32	35	37
	Connecticut GO	5.000%	4/15/32	575	618
	Connecticut GO	5.000%	6/15/32	50	50
	Connecticut GO	5.000%	11/15/32	25	28
	Connecticut GO	4.000%	1/15/33	100	106
	Connecticut GO	4.000%	1/15/33	25	26
	Connecticut GO	5.000%	4/15/33	40	43
	Connecticut GO	5.000%	11/15/34	200	231
	Connecticut GO	4.000%	3/15/35	30	30
	Connecticut GO	5.000%	6/15/35	70	70
	Connecticut GO	4.000%	1/15/36	40	41
	Connecticut GO	3.000%	1/15/37	130	119
	Connecticut GO	4.000%	4/15/37	65	65
	Connecticut GO	5.000%	1/15/38	400	452
	Connecticut GO	4.000%	1/15/41	75	76
	Connecticut GO	4.000%	1/15/42	100	100
	Connecticut GO	3.000%	11/15/42	140	121
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/25	65	66
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	135	137
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	75	77
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	100	105
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	250	263
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	65	69
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/28	110	117
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	145	155
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	45	49
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	75	80
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/30	85	94
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/30	75	83
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	15	17
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	300	332
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	25	28
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	100	112
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	50	56
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	45	49
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/32	200	227
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	110	122
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	60	65
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	8/1/35	170	170
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	100	101
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/38	75	78
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	125	127
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/40	250	281
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/43	135	150
[5]	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/33	95	110
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	50	59
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.125%	7/1/41	45	45
[4]	New Haven CT GO	5.000%	8/1/32	10	11
					8,713
Delaware (0.2%)
	Delaware GO	5.000%	1/1/27	110	115
	Delaware GO	5.000%	1/1/28	210	223
	Delaware GO	5.000%	3/1/29	130	141
	Delaware GO	5.000%	3/1/32	100	114
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	50	56
					649
District of Columbia (2.1%)
	District of Columbia Appropriations Revenue	5.000%	12/1/34	100	107
	District of Columbia College & University Revenue	5.000%	4/1/33	50	51
	District of Columbia GO	5.000%	6/1/26	175	180
	District of Columbia GO	5.000%	10/15/29	165	179
	District of Columbia GO	5.000%	6/1/30	25	28
	District of Columbia GO	5.000%	8/1/30	200	222
	District of Columbia GO	5.000%	10/15/30	70	76
	District of Columbia GO	5.000%	10/15/31	45	49
	District of Columbia GO	5.000%	6/1/33	45	47
	District of Columbia GO	5.000%	8/1/33	55	63
	District of Columbia GO	5.000%	6/1/34	230	239
	District of Columbia GO	5.000%	8/1/34	200	232

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia GO	5.000%	10/15/34	140	150
	District of Columbia GO	5.000%	2/1/35	160	176
	District of Columbia GO	5.000%	6/1/36	90	93
	District of Columbia GO	4.000%	6/1/37	10	10
	District of Columbia GO	5.000%	8/1/37	50	57
	District of Columbia GO	5.000%	1/1/38	200	224
	District of Columbia GO	5.000%	8/1/38	50	57
	District of Columbia GO	5.000%	10/15/38	20	21
	District of Columbia GO	5.000%	8/1/39	50	57
	District of Columbia GO	5.000%	1/1/40	150	166
	District of Columbia GO	4.000%	6/1/41	45	44
	District of Columbia GO	5.000%	1/1/43	50	54
	District of Columbia GO	5.000%	10/15/44	315	328
	District of Columbia Income Tax Revenue	5.000%	10/1/26	115	119
	District of Columbia Income Tax Revenue	5.000%	12/1/28	145	157
	District of Columbia Income Tax Revenue	5.000%	3/1/29	200	217
	District of Columbia Income Tax Revenue	5.000%	10/1/29	125	137
	District of Columbia Income Tax Revenue	5.000%	12/1/29	100	110
	District of Columbia Income Tax Revenue	5.000%	10/1/31	55	62
	District of Columbia Income Tax Revenue	5.000%	10/1/31	130	147
	District of Columbia Income Tax Revenue	5.000%	3/1/32	75	81
	District of Columbia Income Tax Revenue	5.000%	7/1/32	55	63
	District of Columbia Income Tax Revenue	5.000%	3/1/33	100	108
	District of Columbia Income Tax Revenue	5.000%	12/1/33	45	51
	District of Columbia Income Tax Revenue	5.000%	3/1/35	165	178
	District of Columbia Income Tax Revenue	5.000%	3/1/36	500	537
	District of Columbia Income Tax Revenue	4.000%	3/1/37	165	168
	District of Columbia Income Tax Revenue	5.000%	3/1/37	50	54
	District of Columbia Income Tax Revenue	5.000%	10/1/37	20	23
	District of Columbia Income Tax Revenue	5.000%	12/1/37	85	95
	District of Columbia Income Tax Revenue	5.000%	7/1/39	140	154
	District of Columbia Income Tax Revenue	4.000%	3/1/40	75	74
	District of Columbia Income Tax Revenue	5.000%	5/1/40	105	116
	District of Columbia Income Tax Revenue	5.000%	7/1/42	25	27
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/34	60	70
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/35	200	231
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	100	113
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/43	55	57
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/44	55	52
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	250	263
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	45	47
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/31	80	90
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/33	50	55
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/34	60	63
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/39	400	406
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/39	100	106
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/43	155	126
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/43	95	93
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/36	20	21
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/37	290	299
					7,680
Florida (3.4%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/42	65	64
	Broward County FL School District COP	5.000%	7/1/26	55	55
	Broward County FL School District COP	5.000%	7/1/30	50	55
	Broward County FL School District COP	5.000%	7/1/31	65	71
	Broward County FL School District COP	5.000%	7/1/33	355	386
	Broward County FL School District COP	5.000%	7/1/34	50	54
	Broward County FL School District COP	5.000%	7/1/35	95	106
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	185	183
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	175	180
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	65	68
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	190	192
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/31	75	84
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	85	93
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	100	115
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	150	150
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	100	102
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	70	70

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	35	35
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/38	80	82
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	85	85
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	165	167
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/40	55	55
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/44	250	258
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/26	50	51
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/26	400	407
[1]	Duval County Public Schools COP	5.000%	7/1/28	185	197
[1]	Duval County Public Schools COP	5.000%	7/1/32	175	190
[1]	Duval County Public Schools COP	5.000%	7/1/33	125	135
[1]	Duval County Public Schools COP	5.000%	7/1/34	50	54
	Florida Department of Management Services COP	5.000%	11/1/27	100	106
	Florida Department of Management Services COP	5.000%	11/1/28	200	214
	Florida GO	5.000%	7/1/25	121	122
	Florida GO	5.000%	6/1/27	50	53
	Florida GO	5.000%	6/1/28	50	54
	Florida GO	5.000%	6/1/32	55	63
	Florida GO	5.000%	6/1/33	235	271
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/25	495	496
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	245	250
	Florida Lottery Revenue	5.000%	7/1/28	325	349
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	35	36
	Fort Myers FL Utility System Water Revenue	4.000%	10/1/44	50	48
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	300	310
[4]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	85	93
[4]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	100	111
[4]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/31	80	90
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	105	110
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/36	10	11
[4]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/37	95	108
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/40	500	503
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/40	150	151
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/40	145	160
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/42	100	109
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/44	100	110
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	175	177
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/37	10	11
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/34	100	103
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/40	140	138
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/38	60	60
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/43	255	264
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/44	30	29
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/26	150	152
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/27	130	137
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/36	25	25
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/37	100	101
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/38	10	10
	Miami-Dade County FL Water & Sewer System Water Revenue	3.125%	10/1/39	95	86
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/39	35	35
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/40	160	140
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/44	280	275
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/44	25	25
	Miami-Dade County School Board COP	5.000%	2/1/29	70	71
	Miami-Dade County School Board COP	5.000%	2/1/30	25	25
[5]	Miami-Dade County School Board COP	5.000%	5/1/30	105	116
	Miami-Dade County School Board COP	5.000%	2/1/31	10	10
[5]	Miami-Dade County School Board COP	5.000%	5/1/31	200	223
	Miami-Dade County School Board COP	5.000%	5/1/32	50	50
[5]	Miami-Dade County School Board COP	5.000%	5/1/32	45	51
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/40	125	126
	Orange County School Board COP	5.000%	8/1/32	25	28
	Orange County School Board COP	5.000%	8/1/33	445	500
	Orange County School Board COP, Prere.	5.000%	8/1/26	385	397
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/39	220	247
	Orlando Utilities Commission Water Revenue	5.000%	10/1/25	140	142
	Palm Beach County School District COP	5.000%	8/1/27	160	168
	Palm Beach County School District COP	5.000%	8/1/28	80	86
	Palm Beach County School District COP	5.000%	8/1/31	105	106
	Palm Beach County School District COP	5.000%	8/1/34	95	103

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/44	90	87
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/39	200	224
[6]	Tampa Bay Water Revenue, ETM	6.000%	10/1/29	120	134
					12,334
Georgia (2.0%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/37	10	11
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/31	200	225
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/33	200	229
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/41	15	17
	Atlanta GA Water & Wastewater Water Revenue	3.500%	11/1/43	50	45
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	15	15
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	2,030	2,041
[1]	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/32	50	52
[1]	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/35	55	56
	Georgia GO	5.000%	7/1/25	175	177
	Georgia GO	5.000%	2/1/26	70	72
	Georgia GO	4.000%	1/1/27	205	210
	Georgia GO	5.000%	7/1/27	95	100
	Georgia GO	5.000%	12/1/27	200	208
	Georgia GO	4.000%	1/1/28	65	67
	Georgia GO	5.000%	1/1/28	70	73
	Georgia GO	4.000%	7/1/28	130	135
	Georgia GO	5.000%	7/1/28	35	38
	Georgia GO	5.000%	7/1/28	270	290
	Georgia GO	5.000%	7/1/28	135	142
	Georgia GO	4.000%	1/1/29	65	66
	Georgia GO	5.000%	2/1/29	55	57
	Georgia GO	4.000%	7/1/29	15	16
	Georgia GO	5.000%	7/1/29	200	210
	Georgia GO	5.000%	7/1/29	70	75
	Georgia GO	5.000%	7/1/32	50	57
	Georgia GO	2.500%	2/1/33	100	92
	Georgia GO	5.000%	7/1/33	15	17
	Georgia GO	4.000%	7/1/35	90	95
	Georgia GO	4.000%	8/1/35	175	183
	Georgia GO	3.250%	7/1/37	30	29
	Georgia GO	4.000%	7/1/40	200	207
	Georgia GO	4.000%	7/1/42	15	15
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/44	55	53
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/36	165	185
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/40	50	50
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	55	58
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	180	196
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/31	25	27
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/32	60	66
	Gwinnett County School District GO	5.000%	8/1/25	70	71
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	290	316
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	100	111
	Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/38	100	102
	Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/41	530	534
					7,091
Hawaii (0.8%)
	Hawaii GO	5.000%	8/1/26	15	15
	Hawaii GO	5.000%	10/1/26	110	114
	Hawaii GO	5.000%	1/1/27	75	78
	Hawaii GO	5.000%	5/1/27	115	121
	Hawaii GO	5.000%	10/1/27	165	171
	Hawaii GO	5.000%	10/1/27	55	57
	Hawaii GO	5.000%	1/1/28	125	133
	Hawaii GO	5.000%	10/1/28	130	134
	Hawaii GO	4.000%	4/1/30	60	61
	Hawaii GO	4.000%	4/1/31	75	76
	Hawaii GO	4.000%	10/1/31	55	56
	Hawaii GO	5.000%	1/1/33	75	79
	Hawaii GO	5.000%	1/1/36	195	204
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/25	50	50
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	255	261
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/26	140	145
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	135	141

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/27	125	132
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/29	275	298
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/29	70	76
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/29	100	107
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/30	75	82
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	25	28
[5]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/33	70	79
[5]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/35	30	34
[5]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/38	15	17
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/42	135	134
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	15	15
					2,898
Idaho (0.2%)
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	145	149
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/32	250	284
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/33	250	287
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/34	100	116
					836
Illinois (6.6%)
	Chicago IL GO	5.000%	1/1/33	400	427
	Chicago IL GO	5.000%	1/1/34	100	104
	Chicago IL GO	5.500%	1/1/35	150	157
	Chicago IL GO	5.000%	1/1/42	100	102
	Chicago IL GO	5.000%	1/1/43	40	40
	Chicago IL GO	5.000%	1/1/44	150	151
	Chicago IL GO	5.000%	1/1/44	270	272
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/32	55	61
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	150	153
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	250	278
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/35	90	99
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/36	100	109
	Chicago IL Waterworks Water Revenue	5.000%	11/1/37	160	178
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	40	45
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	125	127
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	65	66
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	80	81
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	90	92
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	65	66
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	30	30
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	95	98
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	65	69
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	100	101
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	160	164
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	70	74
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	25	25
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	135	138
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	105	110
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/42	35	35
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/44	245	235
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/43	30	32
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/44	150	160
	Cook County IL GO	5.000%	11/15/25	75	76
	Cook County IL GO	5.000%	11/15/28	55	59
	Cook County IL GO	5.000%	11/15/29	240	261
	Cook County IL GO	5.000%	11/15/31	145	150
	Cook County IL Sales Tax Revenue	4.000%	11/15/39	75	75
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/31	80	86
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/33	10	10
	Illinois Finance Authority College & University Revenue	5.000%	4/1/31	115	128
	Illinois Finance Authority College & University Revenue	5.000%	4/1/32	100	112
	Illinois Finance Authority College & University Revenue	5.000%	4/1/34	215	246
	Illinois Finance Authority College & University Revenue	5.000%	4/1/34	135	154
	Illinois Finance Authority College & University Revenue, Prere.	5.000%	10/1/25	140	142
	Illinois Finance Authority Water Revenue	5.000%	7/1/31	240	248
	Illinois Finance Authority Water Revenue	5.000%	7/1/32	215	222
	Illinois Finance Authority Water Revenue	5.000%	7/1/33	120	124
	Illinois Finance Authority Water Revenue	4.000%	7/1/37	265	268
	Illinois GO	5.000%	10/1/25	40	40
	Illinois GO	5.000%	11/1/25	120	122

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	11/1/25	35	35
	Illinois GO	5.000%	2/1/26	100	102
	Illinois GO	5.000%	2/1/26	795	810
	Illinois GO	5.500%	5/1/26	5	5
	Illinois GO	5.000%	7/1/26	70	72
	Illinois GO	5.000%	11/1/26	85	88
	Illinois GO	5.000%	2/1/27	75	78
	Illinois GO	5.000%	2/1/27	205	212
	Illinois GO	5.000%	3/1/27	105	109
	Illinois GO	5.000%	5/1/27	100	104
	Illinois GO	5.000%	7/1/27	55	57
	Illinois GO	5.000%	2/1/28	15	15
	Illinois GO	5.000%	2/1/28	165	173
	Illinois GO	5.000%	3/1/28	100	105
	Illinois GO	5.000%	3/1/28	275	289
	Illinois GO	5.000%	5/1/28	70	74
	Illinois GO	5.000%	7/1/28	45	48
	Illinois GO	5.000%	10/1/28	60	64
	Illinois GO	5.000%	11/1/28	155	162
	Illinois GO	5.000%	2/1/29	50	52
	Illinois GO	5.000%	5/1/29	45	48
	Illinois GO	5.000%	7/1/29	175	187
	Illinois GO	5.000%	10/1/29	100	107
	Illinois GO	5.000%	11/1/29	400	418
	Illinois GO	5.000%	12/1/29	75	81
[1]	Illinois GO	4.000%	2/1/30	15	15
	Illinois GO	5.000%	3/1/30	35	38
	Illinois GO	5.000%	5/1/30	215	232
	Illinois GO	5.000%	5/1/30	100	108
	Illinois GO	5.500%	5/1/30	65	69
	Illinois GO	5.000%	10/1/30	50	53
	Illinois GO	5.000%	10/1/30	25	26
[1]	Illinois GO	4.000%	2/1/31	85	86
	Illinois GO	5.000%	3/1/31	100	109
	Illinois GO	5.000%	3/1/31	25	27
	Illinois GO	5.000%	3/1/31	115	126
	Illinois GO	5.000%	7/1/31	95	104
	Illinois GO	5.000%	12/1/31	80	88
	Illinois GO	5.000%	2/1/32	25	28
	Illinois GO	5.000%	3/1/32	65	72
	Illinois GO	5.000%	7/1/32	75	83
	Illinois GO	5.000%	5/1/33	250	274
	Illinois GO	5.000%	5/1/33	295	328
	Illinois GO	5.000%	10/1/33	100	105
	Illinois GO	5.000%	2/1/34	205	229
	Illinois GO	5.250%	10/1/35	280	312
	Illinois GO	5.000%	12/1/35	25	28
	Illinois GO	5.000%	2/1/36	135	150
	Illinois GO	5.000%	5/1/36	45	49
	Illinois GO	5.000%	7/1/36	45	49
	Illinois GO	5.250%	10/1/36	15	17
	Illinois GO	5.250%	3/1/37	80	88
	Illinois GO	5.000%	5/1/37	30	33
	Illinois GO	5.000%	5/1/37	100	111
	Illinois GO	5.250%	3/1/38	95	104
	Illinois GO	5.000%	12/1/38	15	16
	Illinois GO	5.000%	2/1/39	20	22
	Illinois GO	5.500%	5/1/39	170	184
	Illinois GO	4.000%	3/1/40	35	34
	Illinois GO	5.000%	5/1/40	105	114
	Illinois GO	5.000%	5/1/41	470	508
	Illinois GO	4.000%	10/1/41	60	57
	Illinois GO	5.500%	3/1/42	55	60
	Illinois GO	4.000%	10/1/43	250	235
	Illinois GO	5.250%	5/1/44	150	163
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	150	151
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/30	120	121
	Illinois Sales Tax Revenue	5.000%	6/15/30	195	211
	Illinois Sales Tax Revenue	5.000%	6/15/33	80	89
	Illinois Sales Tax Revenue	5.000%	6/15/34	50	56

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Sales Tax Revenue	5.000%	6/15/37	90	98
	Illinois Sales Tax Revenue	5.000%	6/15/38	75	81
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	90	92
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	250	255
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	65	68
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	145	151
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	175	185
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	235	249
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	90	97
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	200	201
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	70	70
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	235	238
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	615	619
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	265	268
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	50	50
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	145	164
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	355	357
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	350	352
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	30	32
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	100	104
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	150	146
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	615	633
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/43	340	362
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	70	67
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	105	113
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	25	20
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/34	40	28
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	215	149
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	195	121
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	40	23
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	400	229
[1,6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	100	52
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/26	230	233
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/29	55	57
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/30	105	87
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/44	300	126
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	225	233
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	665	688
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	20	22
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	45	46
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	100	112
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/32	15	17
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/41	100	111
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	75	73
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	125	126
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/29	75	82
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/31	85	93
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	50	51
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	300	310
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	200	210
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/31	25	27
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/32	45	50
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/36	25	27
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	25	27
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/38	25	25
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/39	250	249
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/40	50	50
					23,865
Indiana (0.8%)
	Allen County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/44	150	144
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/40	80	85
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/29	70	75
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/31	25	27
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/33	205	228
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/36	430	442
	Indiana Finance Authority Lease Revenue	5.000%	12/1/25	140	143
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	80	83
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	385	412
	Indiana Finance Authority Lease Revenue	5.000%	6/1/29	135	147

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Lease Revenue	5.000%	2/1/37	110	117
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/41	50	51
	Indiana Finance Authority Water Revenue	5.000%	2/1/27	85	88
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	50	51
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/42	100	99
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	150	154
[4]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/43	100	109
	Indiana University College & University Revenue	5.000%	6/1/34	95	110
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/39	50	50
	Merrillville Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/42	95	102
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/43	100	110
					2,827
Iowa (0.1%)
	Iowa Finance Authority Water Revenue	5.000%	8/1/28	50	53
	Iowa Finance Authority Water Revenue	5.000%	8/1/29	90	94
	Iowa Finance Authority Water Revenue	5.000%	8/1/34	85	98
	Iowa Finance Authority Water Revenue	5.000%	8/1/36	10	11
	Iowa Special Obligation Revenue	5.000%	6/1/34	135	144
					400
Kansas (0.2%)
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/42	85	90
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	100	107
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	25	25
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	100	111
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/32	115	130
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/33	35	35
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/35	135	156
					654
Kentucky (0.5%)
[6]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/39	125	121
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.600%	7/1/39	100	116
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.750%	7/1/43	100	115
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	180	187
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	100	104
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/29	30	33
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/34	100	115
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/43	100	109
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/44	100	108
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	240	242
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/36	80	90
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/37	100	113
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/38	100	112
	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/41	95	82
[2]	Scott County School District Finance Corp. Lease (Appropriation) Revenue	5.000%	9/1/41	55	59
					1,706
Louisiana (0.3%)
[1]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/42	145	141
	Louisiana GO	5.000%	8/1/26	250	258
	Louisiana GO	5.000%	8/1/28	50	52
	Louisiana GO	5.000%	9/1/30	105	116
	Louisiana GO	5.000%	2/1/31	50	56
	Louisiana GO	5.000%	9/1/31	100	112
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/35	105	108
	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/40	370	374
					1,217
Maryland (1.9%)
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/25	220	220
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	285	295
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	60	63
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/29	10	10
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/30	45	44
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/31	40	44
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/31	25	24
	Maryland Department of Transportation Fuel Sales Tax Revenue	2.500%	10/1/33	65	58
	Maryland Department of Transportation Fuel Sales Tax Revenue	2.125%	10/1/36	290	236
	Maryland GO	5.000%	8/1/25	30	30
	Maryland GO	5.000%	8/1/26	230	238

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland GO	5.000%	8/1/26	500	517
Maryland GO	5.000%	8/1/26	50	52
Maryland GO	5.000%	3/15/27	85	89
Maryland GO	3.000%	8/1/27	90	90
Maryland GO	4.000%	3/1/28	50	52
Maryland GO	5.000%	3/15/28	65	69
Maryland GO	5.000%	6/1/28	100	107
Maryland GO	4.000%	8/1/28	145	151
Maryland GO	5.000%	8/1/28	230	247
Maryland GO	5.000%	3/15/29	165	176
Maryland GO	4.000%	8/1/29	175	184
Maryland GO	5.000%	8/1/29	65	71
Maryland GO	5.000%	3/1/30	165	182
Maryland GO	5.000%	3/15/30	60	64
Maryland GO	5.000%	3/15/30	160	173
Maryland GO	5.000%	6/1/30	235	261
Maryland GO	5.000%	8/1/30	165	180
Maryland GO	5.000%	8/1/30	245	273
Maryland GO	5.000%	3/1/31	50	56
Maryland GO	5.000%	3/15/31	70	76
Maryland GO	5.000%	3/15/31	125	133
Maryland GO	3.000%	6/1/31	20	20
Maryland GO	5.000%	3/1/32	25	28
Maryland GO	5.000%	6/1/33	75	85
Maryland GO	5.000%	3/1/34	105	117
Maryland GO	5.000%	3/15/34	280	321
Maryland GO	5.000%	6/1/34	200	226
Maryland GO	5.000%	8/1/34	10	11
Maryland GO	5.000%	3/1/35	380	420
Maryland GO	5.000%	3/15/35	70	80
Maryland GO	5.000%	6/1/35	150	169
Maryland GO	4.000%	8/1/35	15	16
Maryland GO	5.000%	6/1/36	455	526
Maryland GO	4.000%	8/1/36	55	57
Maryland GO	5.000%	6/1/37	70	78
Montgomery County MD GO	5.000%	10/1/26	50	52
Montgomery County MD GO	5.000%	12/1/29	120	132
Prince George's County MD GO	3.000%	9/15/28	45	45
Prince George's County MD GO	5.000%	7/15/31	75	80
				6,928
Massachusetts (3.3%)
Commonwealth of Massachusetts GO	5.000%	5/1/25	50	50
Commonwealth of Massachusetts GO	5.000%	1/1/26	75	77
Commonwealth of Massachusetts GO	5.000%	7/1/26	95	98
Commonwealth of Massachusetts GO	5.000%	10/1/26	60	62
Commonwealth of Massachusetts GO	5.000%	11/1/26	50	52
Commonwealth of Massachusetts GO	5.000%	9/1/27	120	127
Commonwealth of Massachusetts GO	5.000%	10/1/27	465	493
Commonwealth of Massachusetts GO	5.000%	7/1/28	125	129
Commonwealth of Massachusetts GO	5.000%	7/1/28	50	54
Commonwealth of Massachusetts GO	5.000%	11/1/28	120	130
Commonwealth of Massachusetts GO	5.000%	11/1/28	115	124
Commonwealth of Massachusetts GO	5.000%	7/1/29	60	62
Commonwealth of Massachusetts GO	5.000%	7/1/30	55	61
Commonwealth of Massachusetts GO	5.000%	7/1/30	60	67
Commonwealth of Massachusetts GO	5.000%	9/1/30	50	56
Commonwealth of Massachusetts GO	5.000%	12/1/30	250	280
Commonwealth of Massachusetts GO	5.000%	1/1/31	60	65
Commonwealth of Massachusetts GO	5.000%	11/1/31	130	147
Commonwealth of Massachusetts GO	5.000%	12/1/31	100	113
Commonwealth of Massachusetts GO	5.000%	7/1/32	80	88
Commonwealth of Massachusetts GO	5.000%	10/1/32	55	63
Commonwealth of Massachusetts GO	5.000%	11/1/32	225	258
Commonwealth of Massachusetts GO	4.000%	4/1/33	20	20
Commonwealth of Massachusetts GO	5.000%	5/1/33	50	58
Commonwealth of Massachusetts GO	5.000%	7/1/33	90	92
Commonwealth of Massachusetts GO	5.000%	10/1/33	75	85
Commonwealth of Massachusetts GO	3.000%	11/1/33	10	10
Commonwealth of Massachusetts GO	4.000%	2/1/34	55	58

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	5/1/34	80	92
	Commonwealth of Massachusetts GO	3.000%	9/1/34	35	33
	Commonwealth of Massachusetts GO	5.000%	5/1/35	200	232
	Commonwealth of Massachusetts GO	5.000%	10/1/35	35	39
	Commonwealth of Massachusetts GO	5.000%	2/1/36	65	67
	Commonwealth of Massachusetts GO	5.000%	5/1/36	200	231
	Commonwealth of Massachusetts GO	4.000%	9/1/36	150	150
	Commonwealth of Massachusetts GO	5.000%	12/1/36	100	103
	Commonwealth of Massachusetts GO	5.000%	4/1/37	200	207
	Commonwealth of Massachusetts GO	5.000%	9/1/37	45	48
	Commonwealth of Massachusetts GO	5.000%	5/1/38	15	17
	Commonwealth of Massachusetts GO	4.000%	10/1/38	40	41
	Commonwealth of Massachusetts GO	5.000%	11/1/38	50	57
	Commonwealth of Massachusetts GO	5.000%	12/1/38	570	585
	Commonwealth of Massachusetts GO	3.000%	7/1/39	30	26
	Commonwealth of Massachusetts GO	4.000%	9/1/39	150	150
	Commonwealth of Massachusetts GO	3.000%	11/1/39	40	35
	Commonwealth of Massachusetts GO	5.000%	1/1/40	190	212
	Commonwealth of Massachusetts GO	3.500%	2/1/40	20	19
	Commonwealth of Massachusetts GO	5.000%	5/1/40	50	53
	Commonwealth of Massachusetts GO	5.000%	7/1/40	400	429
	Commonwealth of Massachusetts GO	3.250%	9/1/40	70	64
	Commonwealth of Massachusetts GO	5.000%	11/1/40	100	112
	Commonwealth of Massachusetts GO	5.000%	12/1/40	250	282
	Commonwealth of Massachusetts GO	3.000%	4/1/41	50	43
	Commonwealth of Massachusetts GO	5.000%	5/1/41	200	222
	Commonwealth of Massachusetts GO	5.000%	10/1/41	100	109
	Commonwealth of Massachusetts GO	5.000%	5/1/42	200	220
	Commonwealth of Massachusetts GO	4.000%	9/1/42	45	44
	Commonwealth of Massachusetts GO	5.000%	11/1/42	200	220
	Commonwealth of Massachusetts GO	5.000%	12/1/42	500	554
	Commonwealth of Massachusetts GO	2.500%	3/1/43	55	42
	Commonwealth of Massachusetts GO	5.000%	5/1/43	45	49
	Commonwealth of Massachusetts GO	5.250%	1/1/44	15	16
	Commonwealth of Massachusetts GO	3.000%	4/1/44	110	90
	Commonwealth of Massachusetts GO	5.000%	5/1/44	130	136
[6]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	55	61
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/44	90	98
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	35	36
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/30	150	167
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	150	173
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	255	289
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	45	51
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	150	167
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/44	90	89
	Massachusetts Bay Transportation Authority Sales Tax Revenue BAN	4.000%	5/1/25	70	70
	Massachusetts Bay Transportation Authority Sales Tax Revenue, Prere.	5.000%	7/1/25	280	283
[6]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	90	82
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/34	40	41
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/36	100	109
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/36	145	146
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	200	238
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/26	175	177
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/27	105	106
	Massachusetts School Building Authority Sales Tax Revenue	3.050%	8/15/28	75	74
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/33	150	155
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	740	758
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/43	175	173
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/34	115	123
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/26	105	109
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/29	65	72
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/30	55	58
	Massachusetts Water Resources Authority Water Revenue	3.000%	8/1/42	135	113
					12,026
Michigan (1.6%)
[1,7]	Detroit City School District GO	5.250%	5/1/30	55	61
[1,7]	Detroit City School District GO	5.250%	5/1/32	35	39
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/32	45	51
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	25	28

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	85	87
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	15	15
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	50	51
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	100	102
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	50	51
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	210	214
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	30	34
[2]	Gwinn Area Community School District GO	3.000%	5/1/26	185	185
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	750	752
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	360	376
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	500	503
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/43	500	513
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/31	455	468
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	180	185
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	225	228
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	75	76
	Michigan State University College & University Revenue	5.000%	8/15/40	75	76
	Michigan State University College & University Revenue	4.000%	2/15/44	85	83
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/30	35	39
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/31	235	261
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/32	125	140
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/33	65	72
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/34	260	289
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/35	50	55
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/36	40	44
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	35	36
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	15	15
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/41	70	71
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/44	275	271
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/33	120	139
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/38	30	34
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/41	150	165
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/40	165	166
					5,975
Minnesota (1.0%)
	Metropolitan Council GAN GO	5.000%	12/1/29	145	159
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	120	125
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	235	243
	Minnesota (State Office Building Project) COP	5.000%	11/1/40	30	33
	Minnesota Appropriations Revenue	5.000%	3/1/27	75	78
	Minnesota Appropriations Revenue	5.000%	3/1/30	25	28
	Minnesota GO	5.000%	8/1/28	125	135
	Minnesota GO	5.000%	10/1/28	100	106
	Minnesota GO	5.000%	9/1/29	25	27
	Minnesota GO	5.000%	8/1/30	50	56
	Minnesota GO	5.000%	9/1/30	80	89
	Minnesota GO	5.000%	8/1/31	25	28
	Minnesota GO	5.000%	9/1/31	65	73
	Minnesota GO	5.000%	8/1/32	85	97
	Minnesota GO	5.000%	8/1/32	225	257
	Minnesota GO	5.000%	9/1/32	50	56
	Minnesota GO	5.000%	8/1/33	190	220
	Minnesota GO	5.000%	8/1/38	250	286
	Minnesota GO	5.000%	8/1/40	10	11
	Minnesota GO	5.000%	8/1/41	240	270
	Minnesota GO	5.000%	8/1/42	260	291
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/25	50	50
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/31	50	56
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/32	265	302
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/33	275	316
	St. County Louis MN GO	3.000%	12/1/26	80	80
					3,472
Mississippi (0.3%)
	Mississippi Development Bank Intergovernmental Agreement Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/32	50	56
	Mississippi GO	5.000%	10/1/26	100	101
	Mississippi GO	5.000%	10/1/28	305	321
	Mississippi GO, Prere.	5.000%	10/1/25	105	107

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi GO, Prere.	5.000%	10/1/27	640	677
					1,262
Missouri (0.1%)
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/34	55	55
	University of Missouri of Curators College & University Revenue	5.000%	11/1/30	110	123
	University of Missouri of Curators College & University Revenue	5.000%	11/1/34	140	163
					341
Nebraska (0.2%)
	Lincoln NE Electric System Electric Power & Light Revenue	4.000%	9/1/40	45	44
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/30	120	130
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	250	281
	Omaha Public Power District Electric Power & Light Revenue	3.000%	2/1/42	150	125
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	170	174
					754
Nevada (0.9%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	215	217
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	90	93
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	50	51
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	260	283
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	70	75
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	95	98
[1]	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/40	100	100
	Clark County NV GO	5.000%	11/1/28	15	15
	Clark County NV GO	5.000%	6/1/38	60	63
	Clark County NV GO	5.000%	6/1/43	85	88
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	95	98
	Clark County School District GO	5.000%	6/15/25	50	50
	Clark County School District GO	5.000%	6/15/25	225	227
	Clark County School District GO	5.000%	6/15/25	80	81
	Clark County School District GO	5.000%	6/15/26	565	581
	Las Vegas Valley Water District GO	5.000%	6/1/35	100	115
	Las Vegas Valley Water District GO	5.000%	6/1/41	75	76
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	60	62
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/27	150	154
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/30	235	245
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/31	265	276
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/26	75	77
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/42	135	140
					3,265
New Hampshire (0.1%)
	New Hampshire Municipal Bond Bank Miscellaneous Revenue	5.000%	8/15/32	200	227
New Jersey (3.8%)
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	30	30
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	275	286
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	60	60
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	475	479
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	65	66
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	105	106
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	150	151
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	15	15
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	55	58
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	190	192
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/38	150	151
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	245	253
	New Jersey GO	5.000%	6/1/28	75	80
	New Jersey GO	4.000%	6/1/31	280	296
	New Jersey GO	4.000%	6/1/32	250	266
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	125	127
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	370	349
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	200	189
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	195	178
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	15	16
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	250	264
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	45	40
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	60	53
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	335	295

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	145	157
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	45	38
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	340	288
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	260	286
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	90	73
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	40	33
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	190	211
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	30	33
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	255	200
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	240	188
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	125	129
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	240	270
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	575	435
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	245	261
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/33	135	153
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	55	40
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	75	84
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	25	28
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	485	337
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	130	138
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/36	25	25
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	15	9
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	15	17
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	280	167
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	320	181
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	350	348
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/42	400	391
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	125	133
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	110	125
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	75	83
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	90	102
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/36	285	288
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	25	28
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	100	112
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/40	105	116
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/43	5	5
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/44	110	110
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/38	130	140
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	100	92
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	100	99
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	25	24
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	225	255
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/34	100	114
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/37	150	167
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/38	45	50
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	200	204
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/40	200	222
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/41	200	225
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/31	100	111
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/41	85	94
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/44	100	108
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	40	30
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	100	57
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	450	241
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/26	50	51
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/26	60	61
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	50	50
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	55	57
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	135	137
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/33	250	255
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	30	31
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	125	131
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/35	215	225
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/36	15	16
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	260	260
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/42	20	22
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/42	100	110

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	100	99
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/44	215	233
Parsippany-Troy Hills Township NJ GO	3.000%	9/15/26	75	75
				13,668
New Mexico (0.3%)
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	150	160
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	95	103
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/30	160	177
New Mexico GO	5.000%	3/1/32	90	102
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/27	160	168
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	125	134
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	105	114
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/30	15	16
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/30	15	17
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/31	100	112
				1,103
New York (20.7%)
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/40	30	32
Battery Park City Authority Miscellaneous Revenue	4.000%	11/1/44	200	195
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/26	85	87
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	55	61
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	120	133
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	110	122
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	50	52
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	40	44
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/33	100	110
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/33	125	136
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/34	50	52
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/35	220	227
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/35	170	179
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/36	75	77
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/36	100	105
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/37	40	41
Empire State Development Corp. Income Tax Revenue	5.250%	3/15/38	115	129
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/39	95	96
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/39	50	52
Empire State Development Corp. Income Tax Revenue	5.250%	3/15/39	75	84
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/40	15	16
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/41	15	15
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/41	60	64
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	50	53
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/43	70	69
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/43	75	74
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/26	85	87
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	165	167
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/34	30	34
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	230	254
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/38	35	37
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/39	250	266
Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	100	87
Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/41	200	171
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	40	39
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/36	75	76
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	65	67
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	30	31
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	55	56
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	155	151
Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/32	50	53
Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/33	145	152
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	155	165
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	110	127
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/40	95	106
Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/29	80	78
Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/31	80	78
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/28	80	83
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/36	495	509
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/42	200	205
Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	3.000%	11/15/28	105	104
Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/30	155	127

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	100	102
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	70	71
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	70	74
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	40	42
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	20	21
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	65	55
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	245	252
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	250	253
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	10	7
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/32	145	135
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	60	61
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	80	89
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	125	89
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	55	58
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	105	106
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	155	156
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	100	112
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	350	353
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	240	242
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	90	81
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	80	80
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	150	134
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	210	214
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	125	138
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	225	223
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	200	211
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	30	30
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	100	97
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	470	454
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	150	144
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	250	244
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	25	26
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	80	83
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/43	100	98
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/43	100	98
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/32	180	193
	Nassau County NY GO	4.000%	4/1/43	265	260
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	60	54
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	25	25
	New York City Municipal Water Finance Authority Water Revenue	3.125%	6/15/27	235	235
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	85	90
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	400	423
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	130	147
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	500	503
	New York City Municipal Water Finance Authority Water Revenue	4.500%	6/15/32	125	127
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	65	72
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	100	105
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/33	100	101
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	100	115
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	200	212
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	65	70
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	105	122
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	35	40
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	85	97
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	55	64
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	215	252
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	60	69
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/36	30	31
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	220	228
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	60	71
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	10	11
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	50	59
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/37	105	96
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	110	116
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/38	50	50
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	75	78
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	10	11
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	100	100

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	60	60
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/40	50	48
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	170	170
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	100	105
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	35	37
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	300	311
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	50	53
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/41	135	144
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	290	288
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	40	40
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/43	100	99
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	50	40
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/44	60	58
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	320	341
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	90	95
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	60	61
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	55	58
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	455	459
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/35	200	207
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	70	71
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	90	94
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/44	270	259
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/29	90	96
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	90	92
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	120	120
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	95	101
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.125%	7/15/32	265	261
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	100	105
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	60	60
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	30	30
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/40	395	395
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	150	150
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/42	250	244
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,000	1,002
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	195	197
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	125	127
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	155	158
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	200	203
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	110	112
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	50	52
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	75	80
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	200	212
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	100	107
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	50	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	130	140
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	20	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	75	76
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	60	63
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	155	157
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/30	145	144
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/30	15	15
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	75	83
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/31	95	96
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	25	28
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	110	123
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	50	52
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	50	57
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	135	150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	260	294
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	150	171
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/33	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	60	62
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	210	219
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	220	244
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	75	85
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	90	93
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	70	71
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	90	93
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	20	23
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	275	304

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	75	76
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/35	75	78
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	90	92
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	180	192
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	305	345
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	345	347
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	210	219
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	85	94
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	250	280
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	140	144
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	425	430
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	75	80
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	115	115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	75	83
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	145	152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	105	118
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	20	20
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	150	151
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	150	152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	125	142
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/37	295	275
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	295	322
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	130	145
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	100	102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	100	106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	105	106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	160	163
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	130	133
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	85	92
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	15	17
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	90	102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/38	150	134
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	75	76
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	25	28
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	30	30
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	45	46
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	35	37
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.500%	8/1/38	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	95	95
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	100	104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	175	176
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	325	329
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	45	45
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	145	147
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	50	52
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/39	25	24
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	405	445
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	25	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	30	30
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/40	60	60
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	60	60
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	85	87
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	100	100
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/40	110	123
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	200	200
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	175	172
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	1,000	1,026
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	50	54
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/42	90	75
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	205	204
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	365	359
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/42	115	126
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	55	54
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	140	143
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	205	218

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	70	68
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/43	75	80
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/44	55	53
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	150	159
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	55	58
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/44	30	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/45	100	107
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/33	100	100
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	400	400
New York City Transitional Finance Authority Income Tax Revenue	5.000%	8/1/25	75	76
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/27	250	265
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	100	109
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	350	394
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/32	300	341
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/36	250	285
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	110	125
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/38	50	56
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	250	280
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	85	95
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	325	363
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	250	273
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/43	190	205
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	100	109
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/44	250	269
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/44	50	54
New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	8/1/25	25	25
New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/41	145	101
New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	35	29
New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	365	273
New York NY GO	5.000%	8/1/25	180	182
New York NY GO	5.000%	8/1/25	25	25
New York NY GO	5.000%	8/1/25	50	51
New York NY GO	5.000%	8/1/25	120	121
New York NY GO	5.000%	8/1/25	320	324
New York NY GO	5.000%	8/1/26	100	103
New York NY GO	5.000%	8/1/26	105	108
New York NY GO	5.000%	8/1/26	210	217
New York NY GO	5.000%	9/1/26	135	140
New York NY GO	5.000%	8/1/27	230	242
New York NY GO	5.000%	8/1/27	135	141
New York NY GO	5.000%	8/1/27	100	105
New York NY GO	5.000%	9/1/27	500	528
New York NY GO	5.000%	9/1/27	150	158
New York NY GO	5.000%	8/1/28	75	80
New York NY GO	5.000%	8/1/28	160	172
New York NY GO	5.000%	8/1/28	165	177
New York NY GO	5.000%	10/1/28	50	54
New York NY GO	5.000%	8/1/29	35	38
New York NY GO	5.000%	8/1/29	250	270
New York NY GO	5.000%	9/1/29	1,000	1,092
New York NY GO	5.000%	10/1/29	70	77
New York NY GO	5.000%	8/1/30	75	83
New York NY GO	5.000%	8/1/30	50	55
New York NY GO	5.000%	8/1/30	85	94
New York NY GO	5.000%	4/1/31	70	75
New York NY GO	5.000%	8/1/31	100	110
New York NY GO	5.000%	8/1/31	45	50
New York NY GO	5.000%	8/1/32	75	83
New York NY GO	5.000%	8/1/32	225	252
New York NY GO	3.250%	3/1/33	45	44
New York NY GO	5.000%	4/1/33	100	105
New York NY GO	5.000%	8/1/33	100	100
New York NY GO	5.000%	8/1/33	125	143
New York NY GO	5.250%	10/1/33	15	16
New York NY GO	5.000%	4/1/34	100	105
New York NY GO	5.000%	8/1/34	195	224
New York NY GO	3.000%	10/1/34	115	110
New York NY GO	5.000%	10/1/34	5	5
New York NY GO	5.000%	4/1/35	150	157
New York NY GO	5.000%	5/1/35	110	122

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/35	90	96
New York NY GO	5.000%	8/1/35	140	160
New York NY GO	5.000%	10/1/35	200	224
New York NY GO	5.000%	12/1/35	10	10
New York NY GO	5.000%	12/1/35	80	85
New York NY GO	4.000%	3/1/36	10	10
New York NY GO	5.000%	4/1/36	60	67
New York NY GO	5.000%	4/1/36	50	57
New York NY GO	4.000%	5/1/36	45	46
New York NY GO	5.000%	8/1/36	70	79
New York NY GO	5.000%	8/1/36	40	43
New York NY GO	5.000%	10/1/36	55	57
New York NY GO	5.000%	3/1/37	50	55
New York NY GO	5.000%	3/1/37	55	62
New York NY GO	5.000%	5/1/37	80	88
New York NY GO	5.000%	8/1/37	100	113
New York NY GO	5.000%	10/1/37	50	52
New York NY GO	5.000%	3/1/38	65	70
New York NY GO	5.250%	5/1/38	10	11
New York NY GO	5.000%	8/1/38	100	113
New York NY GO	5.000%	9/1/38	550	621
New York NY GO	5.000%	10/1/38	100	106
New York NY GO	5.000%	3/1/39	205	230
New York NY GO	5.000%	9/1/39	595	668
New York NY GO	5.000%	4/1/40	150	167
New York NY GO	5.000%	9/1/40	50	56
New York NY GO	5.250%	10/1/40	30	33
New York NY GO	5.000%	12/1/40	80	84
New York NY GO	4.000%	3/1/41	25	25
New York NY GO	5.000%	8/1/41	20	21
New York NY GO	3.000%	10/1/41	50	42
New York NY GO	5.000%	12/1/41	500	511
New York NY GO	5.000%	3/1/42	40	44
New York NY GO	5.000%	8/1/42	40	42
New York NY GO	3.250%	10/1/42	90	77
New York NY GO	5.250%	10/1/42	110	121
New York NY GO	5.000%	4/1/43	150	163
New York NY GO	5.250%	4/1/43	75	82
New York NY GO	5.000%	3/1/44	100	108
New York NY GO	4.000%	8/1/44	55	54
New York NY GO	5.000%	9/1/44	150	162
New York NY GO	3.000%	10/1/44	70	55
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	15	15
New York State Dormitory Authority College & University Revenue	5.000%	10/1/31	100	114
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	410	422
New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	175	176
New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	95	96
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	130	132
New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	100	101
New York State Dormitory Authority College & University Revenue	5.000%	10/1/36	50	58
New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	100	99
New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	60	63
New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	85	87
New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	10	10
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	15	15
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	15	16
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	570	576
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	30	30
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	75	83
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	130	144
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	40	40
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	90	101
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	90	96
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	95	105
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	100	112
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	75	84
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	65	71
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	690	691
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	10	10
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	325	354

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	80	84
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	75	85
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	30	30
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	110	110
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	35	37
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	390	438
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	10	10
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	70	76
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	55	57
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	65	73
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	195	208
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	40	41
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	80	81
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/36	120	123
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	60	69
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	50	51
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	150	154
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	195	199
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	55	57
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/37	230	245
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	10	10
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	140	143
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	55	56
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	30	32
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/39	35	37
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	15	15
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	495	418
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	50	42
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	550	597
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	205	171
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	5	5
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	45	49
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	15	15
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/43	200	217
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	135	131
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	100	108
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	105	105
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	50	50
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/26	10	10
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	65	70
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/29	75	82
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	170	176
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	50	52
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	50	53
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	100	113
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	100	114
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/33	165	190
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	100	112
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	80	88
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	40	41
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/31	65	67
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/33	50	55
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/34	75	82
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/36	50	55
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/28	130	139
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/30	35	37
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/31	115	121
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/31	100	112
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	105	105
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/43	45	44
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	100	105
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	100	111
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	50	53
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	135	142
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	75	80

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	210	221
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	75	78
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	145	154
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	150	158
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	100	104
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	100	106
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	100	115
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	480	500
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	140	146
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	95	99
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	500	514
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44	25	24
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	65	67
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	100	109
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	240	241
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	205	206
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	120	122
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/27	150	157
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/30	155	172
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	160	185
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/39	20	23
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/40	175	157
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	20	21
New York State Thruway Authority Highway Revenue	5.000%	1/1/31	500	560
New York State Thruway Authority Highway Revenue	5.000%	1/1/33	205	215
New York State Thruway Authority Highway Revenue	5.000%	1/1/34	50	58
New York State Thruway Authority Highway Revenue	5.000%	1/1/35	1,030	1,077
New York State Thruway Authority Highway Revenue	5.000%	1/1/37	75	86
New York State Thruway Authority Highway Revenue	5.000%	1/1/41	100	101
New York State Thruway Authority Highway Revenue	5.000%	1/1/42	100	110
New York State Thruway Authority Highway Revenue	5.000%	1/1/43	60	65
New York State Thruway Authority Highway Revenue	5.000%	1/1/44	50	54
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/35	60	67
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/37	100	111
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/39	75	82
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/41	60	65
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/26	150	154
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/31	50	56
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/35	60	66
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/37	40	41
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/27	100	101
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/34	25	28
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	60	61
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	100	116
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	100	114
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	320	321
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/40	20	20
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	150	151
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	85	95
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	500	503
Suffolk County Water Authority Water Revenue	4.000%	6/1/31	70	70
Suffolk County Water Authority Water Revenue	3.000%	6/1/32	50	50
Suffolk County Water Authority Water Revenue	3.250%	6/1/43	55	49
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	95	97
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	90	76
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	235	246
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	110	115
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	100	113
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	110	114
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	170	176
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	70	77
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/41	150	149
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/42	230	227
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	115	119
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/43	55	54
Triborough Bridge & Tunnel Authority Highway Revenue BAN	5.000%	11/1/25	255	259
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	190	193
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/26	185	191
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	75	78
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	95	100

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	105	113
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	205	228
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	100	112
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/32	215	246
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	70	81
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	100	116
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/35	25	26
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/35	200	233
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/36	200	231
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/38	105	120
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/41	175	192
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/41	250	278
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/42	250	275
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/44	30	32
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/43	25	27
	Utility Debt Securitization Authority Electric Power & Light Revenue	3.000%	12/15/32	295	290
	Utility Debt Securitization Authority Electric Power & Light Revenue	4.000%	12/15/37	100	100
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	280	284
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	15	16
					74,868
North Carolina (0.9%)
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/44	355	351
	Guilford County NC GO	5.000%	3/1/25	15	15
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	70	74
	North Carolina Appropriations Revenue	5.000%	6/1/26	55	57
	North Carolina Appropriations Revenue	5.000%	5/1/27	340	357
	North Carolina Appropriations Revenue	4.000%	5/1/33	75	77
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/25	110	111
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/27	175	184
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/30	50	55
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/32	40	44
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/33	65	71
	North Carolina Appropriations Revenue (Build NC Programs)	2.000%	5/1/35	50	41
	North Carolina GO	5.000%	6/1/29	320	349
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	100	108
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/31	25	27
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/32	75	80
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/33	80	86
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/34	125	133
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	25	25
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	110	112
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/40	400	210
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/42	300	141
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/43	300	134
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	10	10
	Wake County NC GO	5.000%	3/1/25	310	310
					3,162
North Dakota (0.1%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	255	254
Ohio (1.4%)
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	175	170
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/35	80	87
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/25	50	50
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/35	35	38
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/36	30	30
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38	70	78
[8]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/28	155	136
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	250	259
	Northeast Ohio Regional Sewer District Sewer Revenue	3.250%	11/15/40	55	49
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/43	250	246
	Ohio GO	5.000%	8/1/25	80	81
	Ohio GO	5.000%	9/15/25	85	86
	Ohio GO	5.000%	8/1/27	75	79
	Ohio Government Fund/Grant Revenue	5.000%	12/15/27	125	133
	Ohio State University College & University Revenue	5.000%	12/1/33	85	97
	Ohio State University College & University Revenue	3.000%	12/1/44	40	32
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	75	82
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	80	82

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	55	58
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	55	36
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	70	42
	Ohio University College & University Revenue	5.000%	12/1/44	250	256
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/37	215	230
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	105	110
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	165	168
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	140	143
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	160	167
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	255	268
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/33	100	110
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/33	220	254
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/35	100	116
	Ohio Water Development Authority Water Revenue	5.000%	6/1/28	35	37
	Ohio Water Development Authority Water Revenue	5.000%	12/1/28	145	157
	Ohio Water Development Authority Water Revenue	5.000%	6/1/29	125	136
	Ohio Water Development Authority Water Revenue	5.000%	12/1/29	85	93
	Ohio Water Development Authority Water Revenue	5.000%	12/1/33	385	442
	Ohio Water Development Authority Water Revenue	5.000%	12/1/44	100	109
	Rickenbacker Port Authority Miscellaneous Revenue	5.375%	1/1/32	160	176
					4,923
Oklahoma (1.0%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	3.000%	9/1/29	40	39
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/27	115	118
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/26	125	128
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	30	31
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/31	170	176
	Grand River Dam Authority Electric Power & Light Revenue	4.000%	6/1/33	15	15
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/35	100	114
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/39	100	111
	Oklahoma County Independent School District No. 89 Oklahoma City GO	3.000%	7/1/25	405	406
	Oklahoma County Independent School District No. 89 Oklahoma City GO	1.250%	7/1/26	500	490
	Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/27	75	77
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/29	120	129
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/31	65	72
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/26	280	285
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/27	70	73
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/30	85	93
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/37	45	46
[5]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/37	210	242
[5]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/41	250	279
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	90	90
[5]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/45	250	271
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/25	200	201
					3,486
Oregon (0.5%)
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/36	190	116
	Deschutes Public Library District GO	3.000%	12/1/41	15	13
	Multnomah County OR GO	5.000%	6/15/28	40	43
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	95	96
	Multnomah County School District No. 40 GO	0.000%	6/15/43	75	31
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/34	257	293
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/37	235	265
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/35	20	21
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/36	50	54
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/39	350	354
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/42	25	25
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/31	65	73
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/34	100	116
	Oregon State Lottery Revenue	5.000%	4/1/27	255	256
	Oregon State Lottery Revenue	5.000%	4/1/29	15	15
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	10	11
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/35	85	88
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	10	10
					1,880

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania (3.7%)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	45	48
	Allegheny County PA GO	5.000%	11/1/29	125	129
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	505	511
	Commonwealth of Pennsylvania GO	5.000%	9/1/25	170	172
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	200	203
	Commonwealth of Pennsylvania GO	5.000%	9/1/26	50	52
	Commonwealth of Pennsylvania GO	5.000%	1/1/27	265	276
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	105	109
	Commonwealth of Pennsylvania GO	5.000%	1/1/28	330	342
	Commonwealth of Pennsylvania GO	5.000%	3/1/28	270	287
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	35	38
	Commonwealth of Pennsylvania GO	5.000%	9/1/28	25	27
	Commonwealth of Pennsylvania GO	5.000%	10/1/28	20	22
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	15	15
	Commonwealth of Pennsylvania GO	5.000%	7/15/29	450	490
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	110	110
	Commonwealth of Pennsylvania GO	5.000%	9/1/29	25	27
	Commonwealth of Pennsylvania GO	3.000%	3/15/30	55	54
	Commonwealth of Pennsylvania GO	4.000%	9/15/30	405	411
	Commonwealth of Pennsylvania GO	5.000%	10/1/30	370	411
	Commonwealth of Pennsylvania GO	5.000%	9/1/32	370	421
	Commonwealth of Pennsylvania GO	4.000%	9/15/32	300	304
	Commonwealth of Pennsylvania GO	4.000%	5/1/33	80	84
	Commonwealth of Pennsylvania GO	4.000%	8/15/33	75	75
	Commonwealth of Pennsylvania GO	5.000%	9/1/33	50	57
[1]	Commonwealth of Pennsylvania GO	3.000%	9/15/33	110	106
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	310	310
	Commonwealth of Pennsylvania GO	5.000%	9/1/34	75	86
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	150	152
[1]	Commonwealth of Pennsylvania GO	3.000%	2/1/35	105	101
	Commonwealth of Pennsylvania GO	4.000%	8/15/35	55	55
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	140	128
	Commonwealth of Pennsylvania GO	5.000%	10/1/36	85	95
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	165	166
	Commonwealth of Pennsylvania GO	2.000%	5/15/37	45	36
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	15	12
	Commonwealth of Pennsylvania GO	2.125%	5/1/40	105	80
	Commonwealth of Pennsylvania GO	4.000%	8/15/40	10	10
	Commonwealth of Pennsylvania GO	4.000%	8/15/41	60	60
	Commonwealth of Pennsylvania GO	5.000%	10/1/42	50	55
	Commonwealth of Pennsylvania GO	4.000%	8/15/43	100	98
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	135	138
	Delaware River Port Authority Highway Revenue	5.000%	1/1/39	210	221
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	105	121
[8]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	300	324
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/34	65	75
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/35	55	64
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/41	75	75
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	195	196
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	105	108
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	175	180
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/30	100	107
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	100	113
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	525	600
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	85	86
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/35	50	50
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/37	125	126
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	15	15
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	30	31
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/38	90	90
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/39	210	210
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	50	52
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	120	120
	Pennsylvania Turnpike Commission Highway Revenue	3.375%	12/1/41	65	59
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	435	427
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	75	76
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	305	311
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	15	15
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	335	349

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/44	500	524
	Philadelphia PA GO	5.000%	8/1/26	55	57
	Philadelphia PA GO	4.000%	8/1/35	50	50
[4]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/31	200	223
[4]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/34	65	74
[4]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/38	85	96
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/44	145	150
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	175	198
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/33	105	120
	School District of Philadelphia GO	5.000%	9/1/25	100	101
[2]	School District of Philadelphia GO	5.000%	9/1/25	10	10
[6]	School District of Philadelphia GO	5.000%	6/1/34	50	56
[1]	School District of Philadelphia GO	4.000%	9/1/43	485	476
[1]	School District of Philadelphia GO	3.000%	9/1/44	80	65
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	75	81
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	85	88
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	310	314
[2]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	35	35
					13,282
Rhode Island (0.4%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/26	285	293
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/27	245	252
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/29	225	231
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/30	180	184
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/31	120	123
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/1/29	150	158
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/1/37	155	156
					1,397
South Carolina (0.6%)
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/26	365	379
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/28	95	102
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/41	350	350
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/28	125	135
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	105	114
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/34	30	30
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	250	246
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/41	150	163
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	70	68
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	265	279
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	50	54
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	10	10
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	60	61
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/26	225	233
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/39	95	98
					2,322
Tennessee (0.5%)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/35	100	115
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/42	25	26
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	50	52
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27	140	144
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27	180	188
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/27	60	63
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/28	55	56
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/29	30	31
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/30	50	55
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/31	35	37
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/32	95	100
	Metropolitan Government of Nashville & Davidson County TN GO	3.000%	1/1/33	75	72
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	190	192
	Metropolitan Government of Nashville & Davidson County TN GO	3.000%	1/1/34	25	23
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/39	90	92
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/41	200	220
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/42	160	175
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	100	104
					1,745

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas (11.1%)
	Alamo Community College District GO	5.000%	2/15/26	50	51
	Alamo Community College District GO	5.000%	2/15/28	375	399
[9]	Aldine Independent School District GO	5.000%	2/15/45	100	102
[9]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/44	100	96
[9]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/44	90	86
[1]	Arlington TX Special Tax Revenue	4.000%	2/15/44	205	199
	Austin Community College District GO	4.000%	8/1/40	50	49
	Austin Independent School District GO	5.000%	8/1/25	85	86
[9]	Austin Independent School District GO	5.000%	8/1/37	75	85
[9]	Austin Independent School District GO	5.000%	8/1/41	10	11
[9]	Austin Independent School District GO	5.000%	8/1/42	5	5
	Austin TX GO	5.000%	9/1/34	50	58
[9]	Barbers Hill Independent School District GO	4.000%	2/15/41	180	181
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/27	95	100
[5]	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/27	100	105
[5]	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/28	100	107
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/29	225	246
[5]	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/29	100	109
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/30	65	72
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	255	287
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	55	62
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/32	265	286
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/35	350	408
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/39	20	23
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/39	200	225
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/41	70	62
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/44	70	67
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	15	15
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	375	421
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/35	85	97
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	215	242
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	245	275
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	25	27
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/41	40	44
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	35	37
[9]	Clear Creek Independent School District GO	5.000%	2/15/31	80	89
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.000%	8/15/38	50	50
[9]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/42	20	20
[9]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/44	100	96
[9]	Conroe Independent School District GO	5.000%	2/15/37	65	74
[9]	Conroe Independent School District GO	5.000%	2/15/38	100	113
[9]	Conroe Independent School District GO	5.000%	2/15/39	110	123
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	120	120
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	150	153
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	105	107
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	150	157
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	50	51
[9]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/32	115	115
[8]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/28	300	325
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29	125	137
[8]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29	50	55
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/31	55	60
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	100	102
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	110	112
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	315	321
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	240	258
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	40	44
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	55	60
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	150	153
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/35	150	171
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	15	16
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	100	111
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	100	105
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/44	100	108
[9]	Dallas Independent School District GO	3.000%	2/15/35	50	46
[5,9]	Dallas Independent School District GO PUT	5.000%	2/15/28	170	178
[5,9]	Dallas Independent School District GO PUT	5.000%	2/15/29	15	16
[5,9]	Dallas Independent School District GO PUT	5.000%	2/15/30	15	16
[5,9]	Dallas Independent School District GO PUT	5.000%	2/15/31	40	44

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas TX GO	5.000%	2/15/25	105	105
	Dallas TX GO	5.000%	2/15/26	225	230
	Dallas TX GO	5.000%	2/15/28	200	212
	Dallas TX GO	5.000%	2/15/31	65	72
[1]	Dallas TX GO	3.125%	2/15/35	90	84
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/26	70	71
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	150	154
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/31	180	185
[9]	Denton Independent School District GO	5.000%	8/15/38	175	195
[9]	Denton Independent School District GO	5.000%	8/15/43	95	103
[9]	Denton Independent School District GO, Prere.	5.000%	8/15/25	210	212
	El Paso TX GO	4.000%	8/15/42	60	58
	El Paso TX GO	4.000%	8/15/44	190	182
[9]	Fort Bend Independent School District GO PUT	4.000%	8/1/27	105	107
[9]	Frisco Independent School District GO	5.000%	8/15/36	80	85
[9]	Garland Independent School District GO	5.000%	2/15/26	80	82
[9]	Garland Independent School District GO	5.000%	2/15/34	185	210
[9]	Garland Independent School District GO	5.000%	2/15/35	175	198
[9]	Garland Independent School District GO	5.000%	2/15/40	30	33
[9]	Garland Independent School District GO	5.000%	2/15/41	150	163
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/35	115	120
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/38	75	78
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	295	303
	Harris County Flood Control District GO	5.000%	10/1/32	55	62
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/25	50	50
	Harris County TX Highway Revenue	5.000%	8/15/25	180	182
	Harris County TX Highway Revenue	5.000%	8/15/31	240	247
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/32	115	121
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/33	155	175
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/43	100	97
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/43	40	41
[4]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	1,540	1,592
[4]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	510	546
[4]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	290	319
[4]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/38	275	307
	Houston Higher Education Finance Corp. College & University Revenue (Rice University Project)	5.000%	5/15/34	435	501
[9]	Houston Independent School District GO	5.000%	2/15/26	420	430
[9]	Houston Independent School District GO	5.000%	2/15/26	360	369
[9]	Houston Independent School District GO	5.000%	2/15/28	75	78
[9]	Houston Independent School District GO	4.000%	2/15/37	50	50
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/39	25	26
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/31	75	76
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	95	97
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	300	307
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	110	125
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	55	56
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/28	15	13
	Houston TX GO	5.000%	3/1/25	100	100
	Houston TX GO	5.000%	3/1/26	105	107
	Houston TX GO	5.000%	3/1/27	425	434
	Houston TX GO	5.000%	3/1/29	100	108
[8]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/31	65	50
[8]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/32	60	44
[9]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/40	25	25
[9]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/43	335	364
[9]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/44	200	217
[9]	Irving Independent School District GO	5.000%	2/15/43	245	264
[9]	Lamar Consolidated Independent School District GO	5.000%	2/15/43	5	5
[9]	Leander Independent School District GO	0.000%	8/16/42	200	90
[9]	Leander Independent School District GO	0.000%	8/16/43	50	21
	Lewisville Independent School District GO	5.000%	8/15/25	150	152
[9]	Lewisville Independent School District GO	4.000%	8/15/26	10	10
[9]	Lewisville Independent School District GO	5.000%	8/15/29	360	393
[9]	Lewisville Independent School District GO	5.000%	8/15/36	300	340
[9]	Lewisville Independent School District GO	5.000%	8/15/39	30	33
[9]	Lewisville Independent School District GO	5.000%	8/15/40	135	150
[9]	Lewisville Independent School District GO	4.000%	8/15/41	70	70
[9]	Lewisville Independent School District GO	5.000%	8/15/43	110	120
[9]	Little Elm Independent School District GO PUT	3.700%	8/15/28	105	105
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	40	44

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Midland Independent School District GO	4.000%	2/15/41	35	35
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	210	211
[9]	North East TX Independent School District GO	5.250%	2/1/27	15	16
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	15	15
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	120	122
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	50	51
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	80	82
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	75	78
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	90	92
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	35	36
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	150	152
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	20	22
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	290	295
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	200	203
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	20	22
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	100	102
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	100	111
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	155	160
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	10	10
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	45	52
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	10	10
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	110	111
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	445	499
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	15	15
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	230	230
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	350	369
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	140	139
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	265	268
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	35	36
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	50	55
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	50	54
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/41	25	27
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/43	35	34
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/44	60	58
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/44	10	11
[4]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	140	118
[4]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	35	28
[4]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	60	45
[4]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	315	217
[4]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	15	10
[9]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/25	175	175
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/28	145	156
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/30	125	140
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/31	55	62
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/33	120	138
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/34	145	162
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/35	135	155
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/36	180	210
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/37	395	450
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/38	225	255
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/38	90	102
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	135	136
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/42	55	59
	Plano Independent School District GO	5.000%	2/15/25	100	100
[5,9]	Plano Independent School District GO	5.000%	2/15/26	165	169
[5,9]	Plano Independent School District GO	5.000%	2/15/31	165	184
[5,9]	Plano Independent School District GO	5.000%	2/15/32	145	163
[5,9]	Plano Independent School District GO	5.000%	2/15/33	250	284
	Plano Independent School District GO	5.000%	2/15/34	35	39
	Plano Independent School District GO	5.000%	2/15/37	55	61
	Plano Independent School District GO	5.000%	2/15/38	20	22
	Plano Independent School District GO	5.000%	2/15/41	150	163
	Plano Independent School District GO	5.000%	2/15/43	55	59
[9]	Round Rock Independent School District GO	5.000%	8/1/30	55	60
[9]	Round Rock Independent School District GO	4.000%	8/1/32	60	62
[9]	Round Rock Independent School District GO	2.750%	8/1/34	275	248
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	4.000%	9/15/42	140	134
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	110	112
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	240	245
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	50	52

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	210	222
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	155	159
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	160	164
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/34	160	161
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	65	70
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	70	75
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/42	235	256
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/42	105	116
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/43	100	111
	San Antonio Water System Water Revenue	5.000%	5/15/34	50	51
	San Jacinto Community College District GO	4.000%	2/15/41	125	122
	Smith County TX GO	5.000%	8/15/43	10	11
[9]	Socorro Independent School District GO	5.000%	8/15/43	350	357
[9]	Spring Branch Independent School District GO	5.000%	2/1/25	100	100
[9]	Spring Branch Independent School District GO	5.000%	2/1/26	180	184
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/30	90	99
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/33	225	256
	Texas A&M University College & University Revenue	5.000%	5/15/28	50	52
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	110	112
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	60	61
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/32	100	113
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/33	275	315
	Texas GO	5.000%	10/1/27	325	329
	Texas GO	5.000%	10/1/29	35	35
	Texas GO	5.000%	10/1/30	155	162
	Texas GO	5.000%	10/1/31	255	258
	Texas GO	5.000%	10/1/33	115	120
	Texas GO	4.000%	10/1/36	50	50
	Texas GO	5.000%	10/1/36	50	51
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/38	420	418
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/39	95	94
[1]	Texas State Technical College & University Revenue	5.500%	8/1/42	95	105
	Texas State University System College & University Revenue	5.000%	3/15/27	200	209
	Texas State University System College & University Revenue	5.000%	3/15/28	155	162
	Texas State University System College & University Revenue	5.000%	3/15/29	50	52
	Texas State University System College & University Revenue	5.000%	3/15/31	40	41
	Texas Transportation Commission GO	5.000%	4/1/27	110	115
	Texas Transportation Commission GO	5.000%	4/1/29	285	309
	Texas Transportation Commission GO	5.000%	4/1/31	105	118
	Texas Transportation Commission GO	5.000%	4/1/33	250	286
	Texas Transportation Commission GO	5.000%	4/1/34	150	172
	Texas Water Development Board Water Revenue	5.000%	4/15/29	50	53
	Texas Water Development Board Water Revenue	5.000%	10/15/31	100	105
	Texas Water Development Board Water Revenue	4.000%	10/15/32	170	173
	Texas Water Development Board Water Revenue	4.000%	10/15/32	205	206
	Texas Water Development Board Water Revenue	3.000%	10/15/33	230	221
	Texas Water Development Board Water Revenue	3.000%	10/15/34	280	266
	Texas Water Development Board Water Revenue	4.000%	10/15/34	190	193
	Texas Water Development Board Water Revenue	3.000%	10/15/35	290	272
	Texas Water Development Board Water Revenue	4.000%	10/15/35	95	96
	Texas Water Development Board Water Revenue	4.000%	10/15/36	355	359
	Texas Water Development Board Water Revenue	4.000%	10/15/36	60	61
	Texas Water Development Board Water Revenue	4.000%	10/15/36	80	81
	Texas Water Development Board Water Revenue	4.000%	10/15/37	110	112
	Texas Water Development Board Water Revenue	4.000%	10/15/37	40	40
	Texas Water Development Board Water Revenue	4.500%	10/15/37	50	53
	Texas Water Development Board Water Revenue	5.000%	10/15/37	110	124
	Texas Water Development Board Water Revenue	4.000%	10/15/38	5	5
	Texas Water Development Board Water Revenue	5.000%	10/15/38	40	42
	Texas Water Development Board Water Revenue	5.000%	10/15/38	95	107
	Texas Water Development Board Water Revenue	4.600%	10/15/39	110	116
	Texas Water Development Board Water Revenue	4.000%	10/15/40	140	138
	Texas Water Development Board Water Revenue	5.000%	10/15/40	85	86
	Texas Water Development Board Water Revenue	5.000%	10/15/40	215	242
	Texas Water Development Board Water Revenue	5.000%	8/1/41	90	98
	Texas Water Development Board Water Revenue	4.000%	10/15/41	300	295
	Texas Water Development Board Water Revenue	4.700%	10/15/41	65	69
	Texas Water Development Board Water Revenue	4.750%	10/15/42	40	42

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	4.000%	10/15/43	130	126
	Texas Water Development Board Water Revenue	4.000%	10/15/43	250	246
	University of Houston College & University Revenue	5.000%	2/15/42	110	118
	Williamson County TX GO	4.000%	2/15/26	120	122
	Williamson County TX GO	5.000%	2/15/31	160	178
[9]	Wylie Independent School District GO	3.000%	8/15/44	50	41
[9]	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	150	152
					40,235
Utah (1.0%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	210	225
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	285	310
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	30	33
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/32	25	27
	Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/36	50	51
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/36	205	225
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	110	120
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	50	54
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	85	92
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	425	453
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	90	97
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	110	117
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/43	75	81
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/37	70	78
	Utah GO	5.000%	7/1/28	190	204
	Utah GO	5.000%	7/1/30	15	16
	Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	25	18
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/35	100	116
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/39	50	56
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/39	100	113
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/41	130	128
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	270	271
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	260	261
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	70	70
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	190	192
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	55	55
					3,463
Vermont (0.0%)
	University of Vermont & State Agricultural College Miscellaneous Revenue	4.000%	10/1/40	65	64
Virginia (1.6%)
	Commonwealth of Virginia GO	5.000%	6/1/27	100	101
	Fairfax County VA GO	4.000%	10/1/27	40	41
	Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	8/1/26	15	16
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/28	115	124
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	150	153
	University of Virginia College & University Revenue	5.000%	4/1/38	600	621
	University of Virginia College & University Revenue	5.000%	4/1/42	65	67
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	100	100
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	55	52
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	100	100
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	150	150
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	135	138
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	150	153
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	405	430
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	140	149
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	25	26
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	45	49
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	215	224
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/32	95	107
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/33	120	137
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	40	38
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/35	50	57
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/35	140	158
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/36	165	183
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/37	55	61
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/41	10	11
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/42	65	72
	Virginia College Building Authority Intergovernmental Agreement Revenue	5.000%	2/1/37	55	62

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	130	143
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	55	61
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/42	25	25
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/43	10	10
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/44	200	196
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/36	55	51
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/38	10	9
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/39	95	84
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	75	75
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	25	25
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Project)	5.000%	5/15/25	150	151
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/29	115	125
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/32	35	40
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/33	60	64
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/33	55	63
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/34	10	11
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/36	25	26
Virginia Commonwealth Transportation Board Appropriations Revenue (Virginia Transportation Capital Projects)	5.000%	5/15/30	125	138
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/25	80	81
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/27	135	143
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/28	75	79
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/35	125	130
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/36	155	160
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/37	35	36
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/37	30	33
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/25	65	66
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	95	96
Virginia Small Business Financing Authority College & University Revenue	4.000%	10/1/38	185	179
				5,880
Washington (4.4%)
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/28	200	215
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/32	50	56
Central Puget Sound Regional Transit Authority Sales Tax Revenue	3.000%	11/1/36	175	162
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/36	15	17
Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/40	185	188
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/43	45	48
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/25	35	35
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/25	670	676
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/25	630	636
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	50	51
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	135	137
Energy Northwest Electric Power & Light Revenue (Subordinate Project)	5.000%	7/1/28	135	136
Energy Northwest Nuclear Revenue	5.000%	7/1/25	50	50
Energy Northwest Nuclear Revenue	5.000%	7/1/26	275	277
Energy Northwest Nuclear Revenue	4.000%	7/1/30	170	179
Energy Northwest Nuclear Revenue	5.000%	7/1/31	70	78
Energy Northwest Nuclear Revenue	5.000%	7/1/32	70	74
Energy Northwest Nuclear Revenue	5.000%	7/1/33	35	37
Energy Northwest Nuclear Revenue	5.000%	7/1/33	215	216
Energy Northwest Nuclear Revenue	5.000%	7/1/34	100	104
Energy Northwest Nuclear Revenue	5.000%	7/1/34	60	68
Energy Northwest Nuclear Revenue	5.000%	7/1/35	100	113
Energy Northwest Nuclear Revenue	5.000%	7/1/35	160	174
Energy Northwest Nuclear Revenue	5.000%	7/1/36	15	16
Energy Northwest Nuclear Revenue	5.000%	7/1/36	25	28
Energy Northwest Nuclear Revenue	5.000%	7/1/37	255	272
Energy Northwest Nuclear Revenue	5.000%	7/1/38	105	106
Energy Northwest Nuclear Revenue	5.000%	7/1/39	310	332
Energy Northwest Nuclear Revenue	5.000%	7/1/39	55	61
Energy Northwest Nuclear Revenue	5.000%	7/1/40	95	103
Energy Northwest Nuclear Revenue	5.000%	7/1/40	160	178

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Energy Northwest Nuclear Revenue	5.000%	7/1/41	200	215
Energy Northwest Nuclear Revenue	4.000%	7/1/42	120	119
Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/33	100	114
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	115	116
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	85	88
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	55	57
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	55	58
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	65	68
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	250	262
Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	125	130
Franklin County School District No. 1 Pasco GO	5.500%	12/1/40	15	17
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/36	75	79
King County School District No. 411 Issaquah GO	3.000%	12/1/30	125	121
King County School District No. 411 Issaquah GO	4.000%	12/1/31	70	71
King County School District No. 411 Issaquah GO	5.000%	12/1/32	80	83
King County School District No. 414 Lake Washington GO	4.000%	12/1/28	100	104
King County WA GO	4.000%	1/1/26	105	106
King County WA GO	5.000%	1/1/30	105	115
King County WA GO	4.000%	7/1/30	100	102
King County WA Sewer Revenue	4.000%	7/1/30	330	334
Pierce County School District No. 10 Tacoma GO	4.000%	12/1/42	100	100
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/31	50	56
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/31	50	56
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/43	15	15
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/44	55	53
Snohomish County Public Utility District No. 1 Electric System Electric Power & Light Revenue	5.000%	12/1/37	125	126
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/40	35	39
Spokane County School District No. 81 Spokane GO	5.000%	12/1/36	540	575
Spokane County School District No. 81 Spokane GO	4.000%	12/1/38	55	56
Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/42	100	98
University of Washington College & University Revenue	4.000%	6/1/37	110	110
University of Washington College & University Revenue	4.000%	12/1/41	50	49
University of Washington College & University Revenue	3.125%	7/1/42	100	83
Washington GO	5.000%	7/1/25	100	101
Washington GO	5.000%	7/1/25	100	101
Washington GO	4.000%	7/1/26	65	66
Washington GO	5.000%	7/1/27	500	527
Washington GO	5.000%	8/1/28	180	189
Washington GO	5.000%	8/1/28	440	463
Washington GO	5.000%	8/1/28	50	54
Washington GO	5.000%	7/1/29	200	218
Washington GO	5.000%	8/1/29	70	76
Washington GO	5.000%	8/1/30	105	110
Washington GO	5.000%	8/1/30	40	44
Washington GO	5.000%	7/1/31	85	86
Washington GO	5.000%	7/1/31	65	73
Washington GO	5.000%	7/1/31	185	208
Washington GO	5.000%	8/1/31	75	84
Washington GO	5.000%	8/1/31	55	62
Washington GO	5.000%	7/1/32	50	51
Washington GO	5.000%	7/1/32	50	51
Washington GO	5.000%	8/1/32	250	284
Washington GO	5.000%	7/1/33	120	138
Washington GO	5.000%	8/1/33	130	133
Washington GO	5.000%	8/1/33	120	136
Washington GO	5.000%	2/1/34	50	56
Washington GO	5.000%	8/1/34	320	333
Washington GO	5.000%	8/1/34	65	75
Washington GO	5.000%	8/1/34	55	64
Washington GO	5.000%	8/1/35	10	11
Washington GO	5.000%	2/1/36	75	81
Washington GO	5.000%	2/1/36	35	39
Washington GO	5.000%	8/1/36	170	193
Washington GO	5.000%	8/1/36	140	160
Washington GO	5.000%	8/1/36	90	102
Washington GO	5.000%	8/1/36	125	140
Washington GO	5.000%	7/1/37	85	96
Washington GO	5.000%	8/1/37	25	28
Washington GO	5.000%	2/1/38	70	75
Washington GO	5.000%	2/1/38	75	77

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington GO	5.000%	2/1/39	40	42
	Washington GO	5.000%	2/1/39	25	28
	Washington GO	5.000%	8/1/39	45	50
	Washington GO	5.000%	8/1/39	150	169
	Washington GO	5.000%	8/1/39	210	223
	Washington GO	5.000%	2/1/40	60	62
	Washington GO	5.000%	8/1/40	190	209
	Washington GO	5.000%	2/1/41	280	291
	Washington GO	5.000%	8/1/41	20	22
	Washington GO	5.000%	2/1/42	200	212
	Washington GO	5.000%	2/1/42	145	156
	Washington GO	5.000%	2/1/42	50	55
	Washington GO	5.000%	8/1/43	145	155
	Washington GO	5.000%	8/1/43	90	94
	Washington GO	5.000%	8/1/43	75	82
	Washington GO	5.000%	8/1/43	100	108
	Washington GO	5.000%	2/1/44	60	63
	Washington GO	5.000%	2/1/44	100	107
	Washington GO	5.000%	2/1/44	55	60
	Washington GO	5.000%	2/1/44	65	68
	Washington GO	5.000%	8/1/44	35	38
	Whatcom County WA School District No. 501 Bellingham GO	5.000%	12/1/39	120	133
					15,810
West Virginia (0.0%)
	West Virginia GO	5.000%	12/1/41	25	26
	West Virginia GO	4.000%	6/1/43	20	19
					45
Wisconsin (1.4%)
	Mount Pleasant WI Tax Allocation Tax Increment/Allocation Revenue	5.000%	4/1/43	100	103
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/41	50	51
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/26	1,000	1,028
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/27	300	315
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/27	160	168
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	100	105
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	120	126
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	125	138
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/32	50	57
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/32	50	57
	Wisconsin Environmental Improvement Fund Water Revenue	5.000%	6/1/33	560	638
	Wisconsin GO	5.000%	11/1/25	100	102
	Wisconsin GO	5.000%	5/1/26	175	180
[5]	Wisconsin GO	5.000%	5/1/27	50	52
	Wisconsin GO	5.000%	11/1/28	235	246
	Wisconsin GO	5.000%	11/1/28	50	52
	Wisconsin GO	5.000%	11/1/29	75	77
	Wisconsin GO	5.000%	11/1/29	225	235
	Wisconsin GO	5.000%	5/1/30	115	127
	Wisconsin GO	5.000%	5/1/30	120	133
	Wisconsin GO	5.000%	5/1/31	20	22
	Wisconsin GO	4.000%	11/1/34	35	35
	Wisconsin GO	5.000%	5/1/35	75	85
	Wisconsin GO	5.000%	5/1/35	25	29
	Wisconsin GO	5.000%	5/1/37	20	23
	Wisconsin GO	5.000%	5/1/38	325	366
	Wisconsin GO	5.000%	5/1/38	450	513
	Wisconsin GO	5.000%	5/1/39	15	17
	Wisconsin GO, Prere.	5.000%	5/1/25	110	111
					5,191
Total Tax-Exempt Municipal Bonds (Cost $359,823)					359,214

Vanguard® Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.9%)
Investment Company (2.9%)
[10]	Vanguard Municipal Low Duration Fund (Cost $10,707)	2.123%	1,070,748	10,708
Total Investments (102.3%) (Cost $370,530)				369,922
Other Assets and Liabilities—Net (-2.3%)				(8,432)
Net Assets (100%)				361,490
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Step bond.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2025.
6	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
7	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
10	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	359,214	—	359,214
Temporary Cash Investments	10,708	—	—	10,708
Total	10,708	359,214	—	369,922